September 30, 2025
2025 Quarterly Report (Unaudited)

BlackRock Debt Strategies Fund, Inc. (DSU)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
September 30, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
Bryant Park Funding Ltd., Series 2024-23A, Class D1, (3-mo. CME Term SOFR + 3.85%), 8.06%, 05/15/37(a)(b)	USD	1,000	$ 1,021,503
Eaton Vance CLO Ltd., Series 2019-1A, Class D1R2, (3-mo. CME Term SOFR + 3.35%), 7.67%, 07/15/37(a)(b)		2,000	2,008,155
Golub Capital Partners CLO Ltd., Series 2024-74A, Class D1, (3-mo. CME Term SOFR + 3.20%), 7.52%, 07/25/37(a)(b)		1,500	1,515,846
Madison Park Funding LXIX Ltd., Series 2024-69A, Class D1, (3-mo. CME Term SOFR + 3.35%), 7.67%, 07/25/37(a)(b)		1,090	1,103,726
Oaktree CLO Ltd., Series 2024-26A, Class D1, (3-mo. CME Term SOFR + 3.45%), 7.78%, 04/20/37(a)(b)		1,500	1,520,539
Sycamore Tree CLO Ltd., Series 2023-3A, Class D1R, (3-mo. CME Term SOFR + 4.25%), 8.58%, 04/20/37(a)(b)		1,590	1,612,980
Symphony CLO Ltd., Series 2023-40A, Class D1R, (3- mo. CME Term SOFR + 2.65%), 6.97%, 01/05/38(a)(b)		1,000	1,010,544
Total Asset-Backed Securities — 1.6% (Cost: $9,680,000)			9,793,293

	Shares
Common Stocks
Construction & Engineering — 0.0%
Mcdermott International Ltd.(c)	1,131	22,507
Electrical Equipment — 0.0%
SunPower Corp.(c)(d)	1,707	—
Entertainment — 0.0%
Learfield Communications LLC, (Acquired 09/06/23, Cost: $31,736)(c)(d)(e)	2,526	265,230
Financial Services — 0.1%
Aimbridge Acquisition Co., Inc.(c)(d)	8,773	565,902
Ground Transportation — 0.0%
Sirva BGRS Holdings, Inc.(c)	1,661	1,383
Industrial Conglomerates(c) — 0.0%
Ameriforge Group, Inc.(d)	1,664	—
SVP Singer	15,566	68,101
		68,101
IT Services — 0.1%
Travelport LLC(c)(d)	230	694,193
Semiconductors & Semiconductor Equipment — 0.0%
Maxeon Solar Technologies Ltd.(c)	2	7
Security	Shares	Value
Trading Companies & Distributors — 0.1%
TMK Hawk Midco Corp.(c)(d)	24,798	$ 272,776
Total Common Stocks — 0.3% (Cost: $3,105,165)		1,890,099

		Par (000)
Corporate Bonds
Advertising Agencies — 0.3%
Clear Channel Outdoor Holdings, Inc.(b)
7.75%, 04/15/28	USD	188	187,658
7.50%, 06/01/29		96	93,237
7.88%, 04/01/30		505	530,263
7.13%, 02/15/31		275	284,254
7.50%, 03/15/33		320	334,582
CMG Media Corp., 8.88%, 06/18/29(b)		47	43,166
Lamar Media Corp.
4.00%, 02/15/30		15	14,360
5.38%, 11/01/33(b)		67	66,507
Neptune Bidco U.S., Inc., 9.29%, 04/15/29(b)		254	249,349
Outfront Media Capital LLC/Outfront Media Capital Corp.(b)
5.00%, 08/15/27		24	23,879
4.25%, 01/15/29		98	94,128
4.63%, 03/15/30		22	21,144
7.38%, 02/15/31		140	147,692
Stagwell Global LLC, 5.63%, 08/15/29(b)		32	31,086
			2,121,305
Aerospace & Defense — 0.6%
AAR Escrow Issuer LLC, 6.75%, 03/15/29(b)		80	82,354
ATI, Inc.
5.88%, 12/01/27		19	19,036
4.88%, 10/01/29		32	31,461
7.25%, 08/15/30		103	108,118
5.13%, 10/01/31		88	86,603
Bombardier, Inc.(b)
6.00%, 02/15/28		105	105,265
8.75%, 11/15/30		44	47,449
7.25%, 07/01/31		112	118,724
7.00%, 06/01/32		62	64,801
6.75%, 06/15/33		106	110,617
Efesto Bidco SpA Efesto U.S. LLC, Series XR, 7.50%, 02/15/32(b)		444	451,814
Goat Holdco LLC, 6.75%, 02/01/32(b)		85	87,125
Spirit AeroSystems, Inc.(b)
9.38%, 11/30/29		111	116,907
9.75%, 11/15/30		128	140,774
TransDigm, Inc.(b)
6.75%, 08/15/28		129	131,459
6.38%, 03/01/29		181	185,055
6.63%, 03/01/32		286	294,450
6.00%, 01/15/33		432	436,788

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Aerospace & Defense (continued)
TransDigm, Inc.(b) (continued)
6.38%, 05/31/33	USD	384	$ 388,317
6.25%, 01/31/34		61	62,734
6.75%, 01/31/34		428	442,535
			3,512,386
Air Freight & Logistics(b) — 0.0%
Rand Parent LLC, 8.50%, 02/15/30		57	59,227
Stonepeak Nile Parent LLC, 7.25%, 03/15/32		30	31,591
			90,818
Automobile Components — 0.2%
American Axle & Manufacturing, Inc.(b)(f)
10/15/32		48	47,919
10/15/33		50	50,390
Clarios Global LP/Clarios U.S. Finance Co.(b)
6.75%, 05/15/28		85	86,877
6.75%, 02/15/30		280	289,243
4.75%, 06/15/31	EUR	100	119,617
6.75%, 09/15/32	USD	216	220,787
Dana, Inc.
4.25%, 09/01/30		21	20,797
4.50%, 02/15/32		33	32,494
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32(b)		90	94,410
Goodyear Tire & Rubber Co.
5.00%, 07/15/29		26	25,108
6.63%, 07/15/30		52	52,762
5.25%, 04/30/31		3	2,835
5.63%, 04/30/33		30	27,912
Qnity Electronics, Inc.(b)
5.75%, 08/15/32		88	88,671
6.25%, 08/15/33		68	69,441
Tenneco, Inc., 8.00%, 11/17/28(b)		159	159,290
			1,388,553
Automobiles — 0.3%
Asbury Automotive Group, Inc.
4.50%, 03/01/28		39	38,523
5.00%, 02/15/32(b)		25	24,006
Carvana Co.(b)(g)
(9.00% PIK), 9.00%, 06/01/30		170	178,034
(9.00% PIK), 9.00%, 06/01/31		631	714,414
Cougar JV Subsidiary LLC, 8.00%, 05/15/32(b)		50	53,160
Group 1 Automotive, Inc., 6.38%, 01/15/30(b)		34	34,783
Ken Garff Automotive LLC, 4.88%, 09/15/28(b)		25	24,477
LCM Investments Holdings II LLC(b)
4.88%, 05/01/29		91	89,157
8.25%, 08/01/31		55	58,168
Lithia Motors, Inc., 5.50%, 10/01/30(b)		55	54,931
Nissan Motor Acceptance Co. LLC, 6.13%, 09/30/30(b)		142	142,049
Nissan Motor Co. Ltd.(b)
6.38%, 07/17/33	EUR	100	120,875
8.13%, 07/17/35	USD	200	214,699
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC, 10.00%, 01/15/31(b)		73	67,955
Venture Holdings Trust, 12.00%, 07/01/49(c)(d)(h)		5,150	1
Wabash National Corp., 4.50%, 10/15/28(b)		44	40,824
			1,856,056
Banks — 0.0%
Banco Espirito Santo SA(c)(h)
2.63%, 05/08/17(i)	EUR	100	25,829
Security		Par (000)	Value
Banks (continued)
Banco Espirito Santo SA(c)(h) (continued)
4.75%, 01/15/22(a)	EUR	200	$ 51,658
4.00%, 01/21/22		100	25,829
Walker & Dunlop, Inc., 6.63%, 04/01/33(b)	USD	37	37,838
			141,154
Building Materials — 0.5%
AmeriTex HoldCo Intermediate LLC, 7.63%, 08/15/33(b)		70	72,855
Builders FirstSource, Inc.(b)
6.38%, 03/01/34		38	39,144
6.75%, 05/15/35		52	54,295
CP Atlas Buyer, Inc., 9.75%, 07/15/30(b)		22	23,041
EMRLD Borrower LP/Emerald Co-Issuer, Inc.(b)
6.63%, 12/15/30		632	649,664
6.75%, 07/15/31		309	320,944
Jeld-Wen, Inc.(b)
4.88%, 12/15/27		54	52,696
7.00%, 09/01/32		53	44,757
JH North America Holdings, Inc.(b)
5.88%, 01/31/31		75	76,149
6.13%, 07/31/32		67	68,626
New Enterprise Stone & Lime Co., Inc.(b)
5.25%, 07/15/28		26	25,760
9.75%, 07/15/28		59	59,131
Quikrete Holdings, Inc.(b)
6.38%, 03/01/32		411	425,732
6.75%, 03/01/33		80	83,176
Smyrna Ready Mix Concrete LLC(b)
6.00%, 11/01/28		9	9,003
8.88%, 11/15/31		71	74,972
Standard Building Solutions, Inc.(b)
6.50%, 08/15/32		270	277,026
6.25%, 08/01/33		198	200,650
Standard Industries, Inc.
2.25%, 11/21/26(i)	EUR	73	85,443
4.38%, 07/15/30(b)	USD	141	135,188
3.38%, 01/15/31(b)		34	30,789
Wilsonart LLC, 11.00%, 08/15/32(b)		177	172,300
			2,981,341
Building Products(b) — 0.2%
Foundation Building Materials, Inc., 6.00%, 03/01/29		5	5,068
Park River Holdings, Inc., 03/15/31(f)		53	53,672
QXO Building Products, Inc., 6.75%, 04/30/32		270	279,557
White Cap Buyer LLC, 6.88%, 10/15/28		737	734,811
			1,073,108
Capital Markets — 0.3%
Apollo Debt Solutions BDC
5.88%, 08/30/30(b)		51	51,895
6.70%, 07/29/31		35	37,093
6.55%, 03/15/32(b)		9	9,445
ARES Strategic Income Fund
5.60%, 02/15/30		29	29,283
5.80%, 09/09/30(b)		60	60,973
5.15%, 01/15/31(b)		55	54,345
Bain Capital Specialty Finance, Inc., 5.95%, 03/15/30		15	15,077
Blackstone Private Credit Fund, 6.00%, 11/22/34		139	142,343
Blue Owl Capital Corp., 6.20%, 07/15/30		135	138,821
Blue Owl Capital Corp. II, 8.45%, 11/15/26		28	29,007
Blue Owl Technology Finance Corp., 6.75%, 04/04/29		16	16,507
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(b)		66	61,099
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Capital Markets (continued)
Focus Financial Partners LLC, 6.75%, 09/15/31(b)	USD	202	$ 206,872
HA Sustainable Infrastructure Capital, Inc., 6.38%, 07/01/34		39	39,691
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 06/15/27(b)		15	15,616
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.25%, 05/15/27		170	167,101
9.75%, 01/15/29		42	42,389
4.38%, 02/01/29		31	26,760
10.00%, 11/15/29(b)		158	158,698
Jane Street Group/JSG Finance, Inc.(b)
6.13%, 11/01/32		24	24,325
6.75%, 05/01/33		40	41,545
JPMorgan Chase Financial Co. LLC, 0.50%, 06/15/27(j)		100	115,800
Osaic Holdings, Inc.(b)
6.75%, 08/01/32		40	41,313
8.00%, 08/01/33		68	70,475
			1,596,473
Chemicals — 0.7%
Advancion Sciences, Inc., (9.25% Cash or 10.00% PIK), 9.25%, 11/01/26(b)(g)		100	88,209
Avient Corp., 6.25%, 11/01/31(b)		37	37,574
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(b)		300	313,866
Celanese U.S. Holdings LLC, 6.75%, 04/15/33		47	46,802
Chemours Co.
5.38%, 05/15/27		96	95,921
5.75%, 11/15/28(b)		184	179,469
8.00%, 01/15/33(b)		73	72,610
Element Solutions, Inc., 3.88%, 09/01/28(b)		590	571,788
Herens Holdco SARL, 4.75%, 05/15/28(b)		200	175,218
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28(b)		77	77,243
Ingevity Corp., 3.88%, 11/01/28(b)		23	22,099
Mativ Holdings, Inc., 8.00%, 10/01/29(b)		35	34,652
Methanex U.S. Operations, Inc., 6.25%, 03/15/32(b)		51	51,891
Minerals Technologies, Inc., 5.00%, 07/01/28(b)		55	53,900
Olympus Water U.S. Holding Corp.(b)
9.75%, 11/15/28		200	209,900
7.25%, 06/15/31		400	405,510
02/15/33(f)		484	484,504
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(b)		185	181,070
Solstice Advanced Materials, Inc., 5.63%, 09/30/33(b)		131	131,433
WR Grace Holdings LLC(b)
4.88%, 06/15/27		49	48,696
5.63%, 08/15/29		1,071	995,492
7.38%, 03/01/31		148	150,932
6.63%, 08/15/32		169	167,104
			4,595,883
Commercial Services & Supplies — 1.1%
ADT Security Corp.(b)
4.88%, 07/15/32		55	53,264
10/15/33(f)		144	144,000
Albion Financing 1 SARL/Aggreko Holdings, Inc., 7.00%, 05/21/30(b)		200	206,860
Allied Universal Holdco LLC, 7.88%, 02/15/31(b)		980	1,027,526
Allied Universal Holdco LLC/Allied Universal Finance Corp.(b)
6.00%, 06/01/29		515	506,273
6.88%, 06/15/30		220	226,123
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.63%, 06/01/28(b)	USD	400	$ 392,146
Belron U.K. Finance PLC, 5.75%, 10/15/29(b)		200	202,607
Brink’s Co.(b)
6.50%, 06/15/29		39	40,135
6.75%, 06/15/32		193	200,748
Deluxe Corp., 8.13%, 09/15/29(b)		31	32,371
EquipmentShare.com, Inc., 8.00%, 03/15/33(b)		76	81,224
FTAI Aviation Investors LLC(b)
5.50%, 05/01/28		248	248,039
7.88%, 12/01/30		161	171,086
7.00%, 05/01/31		248	259,422
7.00%, 06/15/32		528	552,564
5.88%, 04/15/33		107	107,671
Garda World Security Corp.(b)
4.63%, 02/15/27		70	69,469
7.75%, 02/15/28		123	126,088
6.00%, 06/01/29		16	15,863
8.25%, 08/01/32		224	232,197
8.38%, 11/15/32		631	654,995
Herc Holdings, Inc.(b)
7.00%, 06/15/30		120	124,647
7.25%, 06/15/33		61	63,678
Hertz Corp., 12.63%, 07/15/29(b)		36	38,165
RR Donnelley & Sons Co., 9.50%, 08/01/29(b)		262	268,515
Service Corp. International
3.38%, 08/15/30		2	1,853
4.00%, 05/15/31		49	46,199
5.75%, 10/15/32		420	425,493
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/29(b)		202	184,059
Veritiv Operating Co., 10.50%, 11/30/30(b)		41	44,002
Wand NewCo 3, Inc., 7.63%, 01/30/32(b)		188	198,080
			6,945,362
Communications Equipment(b) — 0.0%
CommScope LLC, 4.75%, 09/01/29		203	201,697
Viavi Solutions, Inc., 3.75%, 10/01/29		31	29,227
			230,924
Construction & Engineering(b) — 0.2%
AECOM, 6.00%, 08/01/33		220	224,926
Arcosa, Inc.
4.38%, 04/15/29		117	113,769
6.88%, 08/15/32		125	130,562
Brand Industrial Services, Inc., 10.38%, 08/01/30		586	584,132
Dycom Industries, Inc., 4.50%, 04/15/29		37	36,136
			1,089,525
Consumer Discretionary(b) — 0.2%
APi Group DE, Inc.
4.13%, 07/15/29		67	64,575
4.75%, 10/15/29		32	31,370
Clarivate Science Holdings Corp.
3.88%, 07/01/28		328	315,651
4.88%, 07/01/29		180	170,105
Raven Acquisition Holdings LLC, 6.88%, 11/15/31		106	108,933
Williams Scotsman, Inc.
6.63%, 06/15/29		71	72,623
6.63%, 04/15/30		222	228,497
7.38%, 10/01/31		49	51,173
			1,042,927
Consumer Finance — 0.5%
Block, Inc.
2.75%, 06/01/26		63	62,172

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Consumer Finance (continued)
Block, Inc. (continued)
5.63%, 08/15/30(b)	USD	108	$ 109,423
6.50%, 05/15/32		438	453,333
6.00%, 08/15/33(b)		166	169,991
Boost Newco Borrower LLC, 7.50%, 01/15/31(b)		400	424,358
Bread Financial Holdings, Inc., (5-year CMT + 4.30%), 8.38%, 06/15/35(a)(b)		11	11,295
ION Platform Finance U.S., Inc., 09/30/32(b)(f)		295	293,062
Navient Corp.
9.38%, 07/25/30		49	54,158
7.88%, 06/15/32		74	77,867
OneMain Finance Corp.
6.63%, 05/15/29		113	116,149
5.38%, 11/15/29		70	69,206
7.88%, 03/15/30		72	76,187
6.13%, 05/15/30		104	105,319
4.00%, 09/15/30		95	88,308
7.50%, 05/15/31		21	21,953
7.13%, 11/15/31		52	53,923
6.75%, 03/15/32		160	162,963
7.13%, 09/15/32		68	70,247
6.50%, 03/15/33		136	136,215
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.(b)
6.75%, 08/15/32		262	270,880
5.50%, 05/15/33	EUR	100	122,248
WEX, Inc., 6.50%, 03/15/33(b)	USD	176	179,746
			3,129,003
Consumer Staples Distribution & Retail(b) — 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 6.25%, 03/15/33		246	251,584
Boots Group Finco LP, 5.38%, 08/31/32	EUR	115	138,898
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 02/15/29	USD	39	41,034
Performance Food Group, Inc.
4.25%, 08/01/29		41	39,827
6.13%, 09/15/32		190	194,619
U.S. Foods, Inc., 7.25%, 01/15/32		60	62,817
United Natural Foods, Inc., 6.75%, 10/15/28		65	64,995
			793,774
Containers & Packaging — 0.6%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(b)
6.00%, 06/15/27		200	199,952
4.00%, 09/01/29		285	263,772
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.13%, 08/15/26(i)	EUR	100	114,168
4.13%, 08/15/26(b)(d)	USD	200	192,000
Ball Corp.
4.25%, 07/01/32	EUR	100	120,084
5.50%, 09/15/33	USD	62	62,666
Clydesdale Acquisition Holdings, Inc.(b)
6.63%, 04/15/29		49	49,558
6.88%, 01/15/30		143	146,691
8.75%, 04/15/30		189	194,149
6.75%, 04/15/32		411	421,629
Crown Americas LLC, 5.88%, 06/01/33(b)		165	166,668
LABL, Inc.(b)
5.88%, 11/01/28		83	64,309
9.50%, 11/01/28		131	111,290
Security		Par (000)	Value
Containers & Packaging (continued)
LABL, Inc.(b) (continued)
8.63%, 10/01/31	USD	148	$ 108,726
Magnera Corp., 7.25%, 11/15/31(b)		33	31,052
Mauser Packaging Solutions Holding Co.(b)
7.88%, 04/15/27		1,062	1,072,411
9.25%, 04/15/27		65	65,149
Sealed Air Corp.(b)
4.00%, 12/01/27		19	18,646
5.00%, 04/15/29		15	14,916
6.50%, 07/15/32		23	23,821
Silgan Holdings, Inc., 02/15/31(b)(f)	EUR	100	117,879
			3,559,536
Distributors(b) — 0.0%
Gates Corp./DE, 6.88%, 07/01/29	USD	74	76,786
Resideo Funding, Inc.
4.00%, 09/01/29		18	17,194
6.50%, 07/15/32		91	93,266
			187,246
Diversified REITs — 0.2%
Digital Realty Trust LP, 1.88%, 11/15/29(b)(j)		20	21,000
Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(b)		35	33,971
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(b)		138	132,969
Iron Mountain, Inc.(b)
5.25%, 07/15/30		6	5,934
5.63%, 07/15/32		44	43,765
6.25%, 01/15/33		130	132,602
4.75%, 01/15/34	EUR	100	117,664
Millrose Properties, Inc.(b)
6.38%, 08/01/30	USD	172	174,922
6.25%, 09/15/32		88	88,230
SBA Communications Corp., 3.13%, 02/01/29		170	159,003
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, 02/15/28(b)		451	474,993
			1,385,053
Diversified Telecommunication Services — 1.0%
Altice Financing SA, 5.75%, 08/15/29(b)		200	150,500
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(b)		200	210,281
EchoStar Corp.
(6.75% PIK), 6.75%, 11/30/30(g)		698	719,917
10.75%, 11/30/29		334	367,216
Frontier Communications Holdings LLC
5.88%, 10/15/27(b)		12	11,993
5.00%, 05/01/28(b)		21	20,953
6.75%, 05/01/29(b)		28	28,279
5.88%, 11/01/29		46	46,824
6.00%, 01/15/30(b)		59	59,694
8.75%, 05/15/30(b)		494	516,055
8.63%, 03/15/31(b)		98	103,317
Level 3 Financing, Inc.(b)
3.63%, 01/15/29		18	15,578
4.88%, 06/15/29		250	235,025
4.50%, 04/01/30		135	123,019
3.88%, 10/15/30		33	28,812
4.00%, 04/15/31		17	14,716
6.88%, 06/30/33		616	628,324
7.00%, 03/31/34		585	595,126
Lumen Technologies, Inc.(b)
4.13%, 04/15/29		50	48,961
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Lumen Technologies, Inc.(b) (continued)
4.13%, 04/15/30	USD	50	$ 48,942
10.00%, 10/15/32		51	51,597
Maya SAS/Paris France(b)
7.00%, 10/15/28		200	203,206
8.50%, 04/15/31		250	268,123
Sable International Finance Ltd., 7.13%, 10/15/32(b)		200	202,605
Telecom Italia Capital SA, 7.72%, 06/04/38		110	121,857
Windstream Services LLC, 10/15/33(b)(f)		112	111,970
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(b)		460	476,503
Zayo Group Holdings, Inc.(b)(f)
03/09/30		467	447,210
09/09/30		112	105,749
			5,962,352
Electric Utilities — 0.2%
Alpha Generation LLC, 6.75%, 10/15/32(b)		69	71,228
ContourGlobal Power Holdings SA, 6.75%, 02/28/30(b)		200	207,748
Edison International, Series A, (5-year CMT + 4.70%), 5.38%(a)(k)		98	95,145
NextEra Energy Capital Holdings, Inc., (5-year CMT + 2.46%), 6.75%, 06/15/54(a)		33	35,466
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(b)		8	7,797
Pike Corp., 8.63%, 01/31/31(b)		23	24,673
Texas Competitive Electric Holdings Co. LLC, 1.00%, 11/10/17(c)(d)(h)		2,375	—
Vistra Operations Co. LLC(b)
7.75%, 10/15/31		148	156,613
6.88%, 04/15/32		82	85,762
XPLR Infrastructure Operating Partners LP, 8.38%, 01/15/31(b)		304	318,592
			1,003,024
Electronic Equipment, Instruments & Components(b) — 0.1%
Coherent Corp., 5.00%, 12/15/29		45	44,379
Sensata Technologies BV, 4.00%, 04/15/29		36	34,548
Sensata Technologies, Inc.
4.38%, 02/15/30		146	140,913
3.75%, 02/15/31		145	133,817
6.63%, 07/15/32		200	206,956
WESCO Distribution, Inc., 6.38%, 03/15/33		73	75,674
Zebra Technologies Corp., 6.50%, 06/01/32		29	29,785
			666,072
Energy Equipment & Services — 0.2%
Archrock Partners LP/Archrock Partners Finance Corp.(b)
6.88%, 04/01/27		77	77,004
6.25%, 04/01/28		18	18,025
6.63%, 09/01/32		115	117,965
Enerflex Ltd., 9.00%, 10/15/27(b)		31	31,563
Kodiak Gas Services LLC(b)
7.25%, 02/15/29		133	138,009
6.50%, 10/01/33		101	102,836
6.75%, 10/01/35		76	78,033
Oceaneering International, Inc., 6.00%, 02/01/28		18	18,223
Star Holding LLC, 8.75%, 08/01/31(b)		127	126,010
Tidewater, Inc., 9.13%, 07/15/30(b)		65	69,709
Security		Par (000)	Value
Energy Equipment & Services (continued)
USA Compression Partners LP/USA Compression Finance Corp.(b)
7.13%, 03/15/29	USD	96	$ 99,007
6.25%, 10/01/33		177	177,677
Weatherford International Ltd.(b)
8.63%, 04/30/30		137	140,048
10/15/33(f)		159	159,111
			1,353,220
Entertainment(b) — 0.0%
Flutter Treasury DAC, 5.88%, 06/04/31		200	203,004
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, 03/01/30		58	53,923
			256,927
Environmental, Maintenance & Security Service(b) — 0.4%
Clean Harbors, Inc., 6.38%, 02/01/31		7	7,168
GFL Environmental, Inc.
4.00%, 08/01/28		8	7,810
4.75%, 06/15/29		164	161,756
4.38%, 08/15/29		65	63,415
6.75%, 01/15/31		108	113,014
Madison IAQ LLC, 5.88%, 06/30/29		1,203	1,188,444
Reworld Holding Corp., 4.88%, 12/01/29		43	40,440
Waste Pro USA, Inc., 7.00%, 02/01/33		448	464,037
Wrangler Holdco Corp., 6.63%, 04/01/32		152	158,490
			2,204,574
Financial Services(b) — 0.5%
Azorra Finance Ltd.
7.75%, 04/15/30		40	41,950
7.25%, 01/15/31		36	37,486
CrossCountry Intermediate HoldCo LLC, 6.50%, 10/01/30		78	78,287
Freedom Mortgage Holdings LLC
9.25%, 02/01/29		42	44,191
9.13%, 05/15/31		102	108,482
8.38%, 04/01/32		50	52,408
GGAM Finance Ltd.
8.00%, 06/15/28		29	30,695
6.88%, 04/15/29		65	67,406
5.88%, 03/15/30		209	211,874
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27		89	91,770
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28		200	193,237
Midcap Financial Issuer Trust, 5.63%, 01/15/30		200	188,582
Nationstar Mortgage Holdings, Inc.
6.50%, 08/01/29		172	176,453
5.13%, 12/15/30		21	21,185
5.75%, 11/15/31		79	79,830
7.13%, 02/01/32		164	171,184
PennyMac Financial Services, Inc.
7.88%, 12/15/29		52	55,187
7.13%, 11/15/30		172	179,097
6.88%, 05/15/32		83	86,004
6.75%, 02/15/34		51	52,024
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30		137	145,756
Rocket Cos., Inc.
6.13%, 08/01/30		385	395,133
6.38%, 08/01/33		311	320,987

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Financial Services (continued)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
2.88%, 10/15/26	USD	75	$ 73,465
3.88%, 03/01/31		20	18,677
4.00%, 10/15/33		9	8,220
UWM Holdings LLC
6.63%, 02/01/30		187	190,232
6.25%, 03/15/31		56	55,733
			3,175,535
Food Products(b) — 0.3%
Aramark Services, Inc., 5.00%, 02/01/28		41	40,807
B&G Foods, Inc., 8.00%, 09/15/28		22	21,316
Chobani Holdco II LLC, (8.75% in Cash or 9.5% in PIK), 8.75%, 10/01/29(g)		439	465,552
Chobani LLC/Chobani Finance Corp., Inc.
4.63%, 11/15/28		258	255,119
7.63%, 07/01/29		273	284,670
Darling Global Finance BV, 4.50%, 07/15/32	EUR	100	118,535
Darling Ingredients, Inc., 6.00%, 06/15/30	USD	151	152,444
Fiesta Purchaser, Inc.
7.88%, 03/01/31		5	5,277
9.63%, 09/15/32		80	86,367
Lamb Weston Holdings, Inc., 4.13%, 01/31/30		248	238,135
Post Holdings, Inc.
4.63%, 04/15/30		36	34,704
4.50%, 09/15/31		28	26,159
6.38%, 03/01/33		76	76,707
6.25%, 10/15/34		95	95,791
			1,901,583
Ground Transportation(b) — 0.0%
Genesee & Wyoming, Inc., 6.25%, 04/15/32		106	107,711
Watco Cos. LLC/Watco Finance Corp., 7.13%, 08/01/32		26	26,912
			134,623
Health Care Equipment & Supplies(b) — 0.1%
Bausch & Lomb Corp., 8.38%, 10/01/28		533	555,486
Insulet Corp., 6.50%, 04/01/33		144	149,707
Neogen Food Safety Corp., 8.63%, 07/20/30		60	62,743
			767,936
Health Care Providers & Services — 0.8%
Acadia Healthcare Co., Inc., 7.38%, 03/15/33(b)		32	33,222
AHP Health Partners, Inc., 5.75%, 07/15/29(b)		110	108,256
CHS/Community Health Systems, Inc.(b)
6.00%, 01/15/29		149	144,625
5.25%, 05/15/30		202	182,738
4.75%, 02/15/31		100	86,475
10.88%, 01/15/32		209	221,351
9.75%, 01/15/34		292	299,154
Concentra Health Services, Inc., 6.88%, 07/15/32(b)		86	89,301
DaVita, Inc.(b)
6.88%, 09/01/32		43	44,420
6.75%, 07/15/33		53	54,653
Fortrea Holdings, Inc., 7.50%, 07/01/30(b)		23	21,780
HAH Group Holding Co. LLC, 9.75%, 10/01/31(b)		38	36,103
HealthEquity, Inc., 4.50%, 10/01/29(b)		496	480,934
IQVIA, Inc., 6.25%, 06/01/32(b)		281	288,908
LifePoint Health, Inc.(b)
9.88%, 08/15/30		22	23,825
11.00%, 10/15/30		314	346,077
8.38%, 02/15/32		49	52,220
10.00%, 06/01/32		218	228,891
Security		Par (000)	Value
Health Care Providers & Services (continued)
Medline Borrower LP(b)
3.88%, 04/01/29	USD	157	$ 151,418
5.25%, 10/01/29		458	454,040
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 04/01/29(b)		275	281,986
Molina Healthcare, Inc., 6.25%, 01/15/33(b)		194	196,155
Prime Healthcare Services, Inc., 9.38%, 09/01/29(b)		28	29,120
Sotera Health Holdings LLC, 7.38%, 06/01/31(b)		94	98,702
Star Parent, Inc., 9.00%, 10/01/30(b)		181	191,352
Surgery Center Holdings, Inc., 7.25%, 04/15/32(b)		292	299,956
Tenet Healthcare Corp., 6.75%, 05/15/31		437	452,417
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(b)		164	167,933
			5,066,012
Health Care REITs(b) — 0.1%
Diversified Healthcare Trust, 7.25%, 10/15/30		43	43,702
MPT Operating Partnership LP/MPT Finance Corp., 8.50%, 02/15/32		211	224,201
			267,903
Hotel & Resort REITs — 0.3%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/30(b)		173	178,345
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/29(b)		29	29,432
RHP Hotel Properties LP/RHP Finance Corp.(b)
4.50%, 02/15/29		39	38,248
6.50%, 04/01/32		326	335,158
6.50%, 06/15/33		84	86,511
RLJ Lodging Trust LP, 4.00%, 09/15/29(b)		74	69,879
Service Properties Trust
0.00%, 09/30/27(b)(l)		83	73,167
8.63%, 11/15/31(b)		556	591,970
8.88%, 06/15/32		113	113,635
XHR LP, 6.63%, 05/15/30(b)		28	28,769
			1,545,114
Hotels, Restaurants & Leisure — 1.2%
Boyne USA, Inc., 4.75%, 05/15/29(b)		165	161,880
Burger King (Restaurant Brands International Inc.)/New Red Finance, Inc., 5.63%, 09/15/29(b)		29	29,349
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc., 4.00%, 10/15/30(b)		193	181,888
Caesars Entertainment, Inc.(b)
4.63%, 10/15/29		338	323,208
7.00%, 02/15/30		342	351,784
6.50%, 02/15/32		162	165,238
Carnival Corp.(b)
5.88%, 06/15/31		66	67,633
5.75%, 08/01/32		45	45,795
6.13%, 02/15/33		142	145,555
Carnival PLC, 4.13%, 07/15/31(b)	EUR	125	148,563
Churchill Downs, Inc.(b)
4.75%, 01/15/28	USD	47	46,373
5.75%, 04/01/30		292	291,737
6.75%, 05/01/31		188	192,673
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(b)
4.63%, 01/15/29		139	132,292
6.75%, 01/15/30		586	549,922
Great Canadian Gaming Corp./Raptor LLC, 8.75%, 11/15/29(b)		94	92,951
Hilton Domestic Operating Co., Inc.(b)
5.88%, 03/15/33		304	310,322
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Hilton Domestic Operating Co., Inc.(b) (continued)
5.75%, 09/15/33	USD	11	$ 11,147
Light & Wonder International, Inc.(b)
7.50%, 09/01/31		41	42,638
6.25%, 10/01/33		77	77,131
Lindblad Expeditions LLC, 7.00%, 09/15/30(b)		102	103,968
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(b)		78	63,919
Melco Resorts Finance Ltd.(b)
5.38%, 12/04/29		200	195,390
7.63%, 04/17/32		200	209,500
MGM Resorts International, 6.13%, 09/15/29		97	98,726
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(b)		40	38,884
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 04/15/30(b)		70	72,733
NCL Corp. Ltd.(b)
5.88%, 01/15/31		139	138,995
6.75%, 02/01/32		76	78,161
6.25%, 09/15/33		218	219,128
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(b)
5.63%, 09/01/29		34	18,360
5.88%, 09/01/31		49	25,263
Raising Cane’s Restaurants LLC, 9.38%, 05/01/29(b)		36	37,791
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., 6.63%, 02/01/33(b)		43	43,573
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp., 10/15/30(b)(f)		45	45,401
Sabre GLBL, Inc.(b)
8.63%, 06/01/27		25	25,358
10.75%, 11/15/29		88	85,043
11.13%, 07/15/30		121	117,182
Starz Capital Holdings 1, Inc., 6.00%, 04/15/30(b)		54	51,210
Station Casinos LLC(b)
4.50%, 02/15/28		69	67,838
4.63%, 12/01/31		175	165,080
6.63%, 03/15/32		43	44,171
Vail Resorts, Inc.(b)
5.63%, 07/15/30		59	59,369
6.50%, 05/15/32		90	93,055
Viking Cruises Ltd.(b)
5.88%, 09/15/27		58	58,022
7.00%, 02/15/29		13	13,066
9.13%, 07/15/31		177	189,978
10/15/33(f)		192	192,135
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(b)		27	26,977
Voyager Parent LLC, 9.25%, 07/01/32(b)		92	97,289
Warnermedia Holdings, Inc., 5.05%, 03/15/42		566	451,849
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/28(b)		44	42,952
Wynn Macau Ltd., 5.63%, 08/26/28(b)		400	399,204
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(b)
5.13%, 10/01/29		190	190,293
7.13%, 02/15/31		313	336,896
6.25%, 03/15/33		45	45,697
			7,510,535
Household Durables — 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.(b)
4.63%, 08/01/29		32	30,642
4.63%, 04/01/30		46	43,547
6.88%, 08/01/33		44	44,377
Security		Par (000)	Value
Household Durables (continued)
Beazer Homes USA, Inc., 5.88%, 10/15/27	USD	14	$ 13,991
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(b)
5.00%, 06/15/29		67	63,849
4.88%, 02/15/30		56	52,519
Century Communities, Inc., 6.63%, 09/15/33(b)		55	55,482
Dream Finders Homes, Inc., 8.25%, 08/15/28(b)		26	26,974
Empire Communities Corp., 9.75%, 05/01/29(b)		13	13,631
K Hovnanian Enterprises, Inc.(b)
8.00%, 04/01/31		93	95,365
8.38%, 10/01/33		103	105,601
LGI Homes, Inc.(b)
8.75%, 12/15/28		33	34,644
7.00%, 11/15/32		62	60,538
Mattamy Group Corp., 4.63%, 03/01/30(b)		72	69,491
Meritage Homes Corp., 1.75%, 05/15/28(j)		98	100,299
New Home Co., Inc., 9.25%, 10/01/29(b)		56	58,802
Newell Brands, Inc., 8.50%, 06/01/28(b)		61	64,522
Scotts Miracle-Gro Co.
4.50%, 10/15/29		5	4,858
4.38%, 02/01/32		97	89,562
Somnigroup International, Inc.(b)
4.00%, 04/15/29		89	85,418
3.88%, 10/15/31		23	21,065
STL Holding Co. LLC, 8.75%, 02/15/29(b)		31	32,486
SWF Holdings I Corp., 6.50%, 10/06/29(b)		285	142,528
Whirlpool Corp.
6.13%, 06/15/30		29	29,227
6.50%, 06/15/33		55	54,887
			1,394,305
Household Products — 0.0%
Central Garden & Pet Co., 4.13%, 10/15/30		26	24,696
Independent Power and Renewable Electricity Producers(b) — 0.3%
Calpine Corp.
4.50%, 02/15/28		2	1,992
4.63%, 02/01/29		47	46,538
5.00%, 02/01/31		19	18,944
Clearway Energy Operating LLC
4.75%, 03/15/28		8	7,904
3.75%, 01/15/32		202	181,323
Lightning Power LLC, 7.25%, 08/15/32		23	24,350
NRG Energy, Inc.
5.75%, 07/15/29		131	131,157
6.00%, 02/01/33		186	188,896
01/15/34(f)		192	191,804
6.25%, 11/01/34		381	390,560
01/15/36(f)		510	510,073
Vistra Corp., (5-year CMT + 6.93%), 8.00%(a)(k)		44	45,006
XPLR Infrastructure LP(j)
0.00%, 11/15/25(l)		204	202,470
2.50%, 06/15/26		179	174,525
			2,115,542
Industrial Conglomerates — 0.0%
Amsted Industries, Inc., 6.38%, 03/15/33(b)		32	32,844
Axon Enterprise, Inc., 6.25%, 03/15/33(b)		81	83,373
Enpro, Inc., 6.13%, 06/01/33(b)		49	50,080
NM Holdings Co. LLC, Series B, 9.50%, 07/01/05(c)(d)(h)		5,125	1
			166,298

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Insurance(b) — 1.3%
Acrisure LLC/Acrisure Finance, Inc., 6.75%, 07/01/32	USD	38	$ 39,128
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer
4.25%, 10/15/27		275	270,434
6.75%, 10/15/27		589	590,269
6.75%, 04/15/28		37	37,656
5.88%, 11/01/29		373	371,055
7.00%, 01/15/31		299	308,935
7.38%, 10/01/32		528	544,068
AmWINS Group, Inc.
6.38%, 02/15/29		36	36,732
4.88%, 06/30/29		88	85,526
Amynta Agency Borrower, Inc. and Amynta Warranty Borrower, Inc., 7.50%, 07/15/33		106	108,507
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.88%, 11/01/29		63	65,748
Ardonagh Finco Ltd., 7.75%, 02/15/31		400	418,556
Ardonagh Group Finance Ltd., 8.88%, 02/15/32		600	630,777
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.25%, 02/15/31		400	411,828
8.13%, 02/15/32		245	254,187
HUB International Ltd.
7.25%, 06/15/30		1,007	1,050,205
7.38%, 01/31/32		1,195	1,244,400
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/30		136	142,883
6.88%, 10/01/33		112	111,413
Nassau Cos., of New York, 7.88%, 07/15/30		31	31,661
Panther Escrow Issuer LLC, 7.13%, 06/01/31		796	827,934
Ryan Specialty LLC, 5.88%, 08/01/32		265	267,964
USI, Inc., 7.50%, 01/15/32		119	124,793
			7,974,659
Interactive Media & Services(b) — 0.1%
Snap, Inc.
6.88%, 03/01/33		239	244,282
6.88%, 03/15/34		103	104,249
			348,531
Internet Software & Services(b) — 0.2%
Acuris Finance U.S., Inc./Acuris Finance SARL, 5.00%, 05/01/28		200	194,375
ANGI Group LLC, 3.88%, 08/15/28		80	75,188
Getty Images, Inc., 11.25%, 02/21/30		393	375,288
Match Group Holdings II LLC
4.13%, 08/01/30		137	129,395
3.63%, 10/01/31		65	58,911
6.13%, 09/15/33		108	108,949
Rakuten Group, Inc., 9.75%, 04/15/29		200	224,893
Uber Technologies, Inc., 4.50%, 08/15/29		330	329,064
			1,496,063
IT Services(b) — 0.2%
Amentum Holdings, Inc., 7.25%, 08/01/32		63	65,417
CA Magnum Holdings, 5.38%, 10/31/26		201	200,020
CACI International, Inc., 6.38%, 06/15/33		105	108,313
Fair Isaac Corp., 6.00%, 05/15/33		346	350,305
Fortress Intermediate 3, Inc., 7.50%, 06/01/31		210	219,879
Security		Par (000)	Value
IT Services (continued)
KBR, Inc., 4.75%, 09/30/28	USD	75	$ 74,173
McAfee Corp., 7.38%, 02/15/30		133	123,370
Science Applications International Corp., 5.88%, 11/01/33		75	75,023
			1,216,500
Machinery — 0.4%
ATS Corp., 4.13%, 12/15/28(b)		35	33,533
Chart Industries, Inc., 7.50%, 01/01/30(b)		213	221,677
Esab Corp., 6.25%, 04/15/29(b)		66	67,802
GrafTech Global Enterprises, Inc., 9.88%, 12/23/29(b)		35	29,837
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29(b)		586	612,482
Manitowoc Co., Inc., 9.25%, 10/01/31(b)		32	33,575
Terex Corp., 6.25%, 10/15/32(b)		43	43,804
TK Elevator Midco GmbH, 4.38%, 07/15/27(i)	EUR	200	235,074
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(b)	USD	515	513,179
Vertiv Group Corp., 4.13%, 11/15/28(b)		781	762,630
			2,553,593
Media — 1.0%
Adelphia Communications Corp., 10.50%, 12/31/49(c)(d)(h)		400	—
Cable One, Inc.(j)
0.00%, 03/15/26(l)		28	27,272
1.13%, 03/15/28		111	94,738
CCO Holdings LLC/CCO Holdings Capital Corp.
5.38%, 06/01/29(b)		376	373,493
6.38%, 09/01/29(b)		227	230,118
4.75%, 03/01/30(b)		129	123,784
4.50%, 08/15/30(b)		22	20,777
4.25%, 02/01/31(b)		102	93,966
7.38%, 03/01/31(b)		627	646,929
4.75%, 02/01/32(b)		37	34,216
4.50%, 05/01/32		7	6,370
4.50%, 06/01/33(b)		9	8,001
4.25%, 01/15/34(b)		218	188,475
Cinemark USA, Inc., 7.00%, 08/01/32(b)		19	19,748
CSC Holdings LLC(b)
5.50%, 04/15/27		200	189,826
5.38%, 02/01/28		200	175,337
11.25%, 05/15/28		400	370,303
Directv Financing LLC, 8.88%, 02/01/30(b)		154	152,109
Directv Financing LLC/Directv Financing Co-Obligor, Inc.(b)
5.88%, 08/15/27		95	94,893
10.00%, 02/15/31		171	170,749
DISH DBS Corp.(b)
5.25%, 12/01/26		219	215,188
5.75%, 12/01/28		215	206,108
DISH Network Corp., 11.75%, 11/15/27(b)		593	627,546
Gray Media, Inc.(b)
10.50%, 07/15/29		101	109,206
9.63%, 07/15/32		133	135,878
7.25%, 08/15/33		167	165,489
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(b)		180	107,778
Live Nation Entertainment, Inc.(b)
4.75%, 10/15/27		58	57,616
3.75%, 01/15/28		35	34,148
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Media (continued)
Midcontinent Communications, 8.00%, 08/15/32(b)	USD	111	$ 114,364
Odeon Finco PLC, 12.75%, 11/01/27(b)		519	537,555
Sinclair Television Group, Inc., 8.13%, 02/15/33(b)		169	173,440
Sirius XM Radio LLC(b)
3.13%, 09/01/26		8	7,890
5.00%, 08/01/27		24	23,885
4.00%, 07/15/28		53	51,212
Univision Communications, Inc.(b)
8.00%, 08/15/28		341	353,351
8.50%, 07/31/31		202	208,594
9.38%, 08/01/32		127	135,340
			6,285,692
Metals & Mining — 0.6%
Advanced Drainage Systems, Inc., 6.38%, 06/15/30(b)		184	187,259
Arsenal AIC Parent LLC(b)
8.00%, 10/01/30		46	48,704
11.50%, 10/01/31		426	473,127
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(b)		296	296,116
Carpenter Technology Corp., 7.63%, 03/15/30		65	66,796
Cleveland-Cliffs, Inc., 6.88%, 11/01/29(b)		165	168,146
Constellium SE(b)
3.75%, 04/15/29		250	237,871
6.38%, 08/15/32		250	255,550
ERO Copper Corp., 6.50%, 02/15/30(b)		105	104,386
Kaiser Aluminum Corp.(b)
4.63%, 03/01/28		63	62,294
4.50%, 06/01/31		468	441,104
New Gold, Inc., 6.88%, 04/01/32(b)		164	171,777
Novelis Corp.(b)
4.75%, 01/30/30		195	187,915
6.88%, 01/30/30		123	127,548
3.88%, 08/15/31		81	73,847
6.38%, 08/15/33		176	177,819
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29(i)	EUR	100	114,304
Vallourec SACA, 7.50%, 04/15/32(b)	USD	200	213,093
			3,407,656
Mortgage Real Estate Investment Trusts (REITs)(b) — 0.1%
Arbor Realty SR, Inc., 7.88%, 07/15/30		46	48,366
Blackstone Mortgage Trust, Inc., 3.75%, 01/15/27		124	121,057
Starwood Property Trust, Inc.
7.25%, 04/01/29		43	45,152
6.00%, 04/15/30		21	21,319
6.50%, 07/01/30		41	42,408
6.50%, 10/15/30		182	188,000
			466,302
Multi-Utilities — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.50%, 06/01/30(b)		38	39,781
Oil, Gas & Consumable Fuels — 1.4%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(b)		93	96,989
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 06/15/29(b)		66	65,758
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(b)
9.00%, 11/01/27		38	45,910
5.88%, 06/30/29		89	88,817
6.63%, 07/15/33		54	54,900
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Blue Racer Midstream LLC/Blue Racer Finance Corp.(b)
7.00%, 07/15/29	USD	56	$ 58,068
7.25%, 07/15/32		45	47,325
Buckeye Partners LP
6.88%, 07/01/29(b)		4	4,145
6.75%, 02/01/30(b)		23	23,889
5.85%, 11/15/43		16	14,923
5.60%, 10/15/44		1	909
Caturus Energy LLC, 8.50%, 02/15/30(b)		176	183,246
Chord Energy Corp., 6.75%, 03/15/33(b)		30	30,396
CITGO Petroleum Corp., 8.38%, 01/15/29(b)		130	135,095
Civitas Resources, Inc.(b)
8.38%, 07/01/28		57	59,083
8.75%, 07/01/31		48	49,177
CNX Midstream Partners LP, 4.75%, 04/15/30(b)		32	30,686
CNX Resources Corp., 7.25%, 03/01/32(b)		29	30,085
Comstock Resources, Inc.(b)
6.75%, 03/01/29		350	349,280
5.88%, 01/15/30		2	1,926
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(b)		250	247,676
Crescent Energy Finance LLC(b)
7.63%, 04/01/32		171	169,819
7.38%, 01/15/33		147	143,129
8.38%, 01/15/34		120	121,584
Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.38%, 06/30/33(b)		92	93,554
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(b)		35	37,089
eG Global Finance PLC, 12.00%, 11/30/28(b)		415	455,818
Enbridge, Inc.(a)
(5-year CMT + 2.97%), 7.20%, 06/27/54		40	42,417
(5-year CMT + 3.12%), 7.38%, 03/15/55		54	57,131
Energy Transfer LP(a)
(5-year CMT + 2.83%), 7.13%, 10/01/54		75	77,630
(5-year CMT + 4.02%), 8.00%, 05/15/54		127	135,715
Series H, (5-year CMT + 5.69%), 6.50%(k)		129	129,481
Excelerate Energy LP, 8.00%, 05/15/30(b)		57	60,675
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28		29	29,204
7.88%, 05/15/32		67	69,878
8.00%, 05/15/33		43	44,976
Global Partners LP/GLP Finance Corp., 7.13%, 07/01/33(b)		39	39,974
Gulfport Energy Operating Corp., 6.75%, 09/01/29(b)		45	46,179
Harvest Midstream I LP, 7.50%, 05/15/32(b)		25	25,538
Hess Midstream Operations LP(b)
6.50%, 06/01/29		70	72,193
4.25%, 02/15/30		34	32,954
Hilcorp Energy I LP/Hilcorp Finance Co.(b)
6.25%, 11/01/28		3	3,007
5.75%, 02/01/29		54	53,195
6.00%, 04/15/30		5	4,914
6.25%, 04/15/32		5	4,797
8.38%, 11/01/33		144	151,240
6.88%, 05/15/34		97	93,261
7.25%, 02/15/35		34	33,228
Howard Midstream Energy Partners LLC(b)
7.38%, 07/15/32		27	28,027
6.63%, 01/15/34		97	98,899
ITT Holdings LLC, 6.50%, 08/01/29(b)		149	146,487
Kinetik Holdings LP, 5.88%, 06/15/30(b)		6	6,035

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32(b)	USD	82	$ 84,150
Matador Resources Co.(b)
6.88%, 04/15/28		64	65,314
6.50%, 04/15/32		75	75,718
Nabors Industries, Inc., 7.38%, 05/15/27(b)		36	36,544
NGL Energy Operating LLC/NGL Energy Finance Corp.(b)
8.13%, 02/15/29		79	81,000
8.38%, 02/15/32		200	204,929
Noble Finance II LLC, 8.00%, 04/15/30(b)		37	38,297
Northern Oil & Gas, Inc.(b)
8.13%, 03/01/28		207	209,923
10/15/33(f)		157	156,379
Northriver Midstream Finance LP, 6.75%, 07/15/32(b)		42	42,949
Parkland Corp., 6.63%, 08/15/32(b)		45	46,240
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30(b)		34	33,569
Permian Resources Operating LLC(b)
8.00%, 04/15/27		70	71,087
7.00%, 01/15/32		57	59,117
6.25%, 02/01/33		135	137,518
Prairie Acquiror LP, 9.00%, 08/01/29(b)		50	52,055
Rockies Express Pipeline LLC, 4.95%, 07/15/29(b)		14	13,886
Sunoco LP(b)
5.63%, 03/15/31		40	39,705
6.25%, 07/01/33		66	67,178
5.88%, 03/15/34		40	39,654
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(b)
5.50%, 01/15/28		35	34,822
7.38%, 02/15/29		149	153,447
6.00%, 12/31/30		2	1,975
6.00%, 09/01/31		32	31,310
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29(b)		135	132,103
TransMontaigne Partners LLC, 8.50%, 06/15/30(b)		15	15,630
Transocean International Ltd.(b)
8.00%, 02/01/27		89	88,876
8.25%, 05/15/29		53	52,251
8.75%, 02/15/30		35	37,089
8.50%, 05/15/31		63	61,742
10/15/32(f)		62	62,000
Transocean Titan Financing Ltd., 8.38%, 02/01/28(b)		11	10,783
Valaris Ltd., 8.38%, 04/30/30(b)		139	144,260
Venture Global LNG, Inc.(b)
9.50%, 02/01/29		540	595,093
8.38%, 06/01/31		233	244,643
9.88%, 02/01/32		205	223,188
Venture Global Plaquemines LNG LLC(b)
7.50%, 05/01/33		91	100,556
6.50%, 01/15/34		280	294,744
7.75%, 05/01/35		81	91,425
6.75%, 01/15/36		292	310,156
Vital Energy, Inc.
7.75%, 07/31/29(b)		27	26,738
9.75%, 10/15/30		66	68,908
7.88%, 04/15/32(b)		128	124,254
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(b)		71	71,737
			8,659,253
Security		Par (000)	Value
Passenger Airlines(b) — 0.0%
American Airlines, Inc., 8.50%, 05/15/29	USD	74	$ 77,193
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29		12	11,544
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31		75	76,071
OneSky Flight LLC, 8.88%, 12/15/29		59	62,042
United Airlines, Inc., 4.63%, 04/15/29		31	30,525
			257,375
Personal Care Products — 0.1%
Opal Bidco SAS, 6.50%, 03/31/32(b)		200	204,949
Perrigo Finance Unlimited Co., 6.13%, 09/30/32		236	237,583
			442,532
Pharmaceuticals — 0.4%
1261229 B.C. Ltd., 10.00%, 04/15/32(b)		1,655	1,697,297
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32(b)		56	57,916
Bausch Health Cos., Inc.(b)
4.88%, 06/01/28		17	15,215
11.00%, 09/30/28		386	401,447
Option Care Health, Inc., 4.38%, 10/31/29(b)		79	76,189
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26		130	127,400
			2,375,464
Real Estate Management & Development — 0.1%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp.
7.00%, 04/15/30(b)		37	37,842
Series AI, 7.00%, 04/15/30		80	80,960
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 9.75%, 04/15/30(b)		42	45,836
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31(b)		208	222,003
Five Point Operating Co. LP, 8.00%, 10/01/30(b)		27	27,399
Howard Hughes Corp., 4.38%, 02/01/31(b)		53	49,691
			463,731
Retail REITs — 0.0%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(b)		97	95,269
Semiconductors & Semiconductor Equipment — 0.0%
Amkor Technology, Inc., 5.88%, 10/01/33(b)		25	25,255
MKS, Inc., 1.25%, 06/01/30(j)		134	146,730
ON Semiconductor Corp., 0.50%, 03/01/29(j)		61	56,283
			228,268
Software — 1.2%
AthenaHealth Group, Inc., 6.50%, 02/15/30(b)		1,274	1,263,576
Camelot Finance SA, 4.50%, 11/01/26(b)		21	20,928
Capstone Borrower, Inc., 8.00%, 06/15/30(b)		280	292,822
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29(b)		219	192,995
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29(b)		68	58,552
Cloud Software Group, Inc.(b)
6.50%, 03/31/29		688	694,206
9.00%, 09/30/29		1,603	1,662,642
8.25%, 06/30/32		669	709,644
CoreLogic, Inc., 4.50%, 05/01/28(b)		345	334,513
CoreWeave, Inc., 9.25%, 06/01/30(b)		89	91,919
Electronic Arts, Inc., 2.95%, 02/15/51		49	42,494
Ellucian Holdings, Inc., 6.50%, 12/01/29(b)		302	306,807
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Software (continued)
Playtika Holding Corp., 4.25%, 03/15/29(b)	USD	21	$ 19,279
SS&C Technologies, Inc., 6.50%, 06/01/32(b)		342	353,572
Twilio, Inc.
3.63%, 03/15/29		22	20,964
3.88%, 03/15/31		43	40,432
UKG, Inc., 6.88%, 02/01/31(b)		861	888,410
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(b)		162	153,546
			7,147,301
Specialty Retail(b) — 0.0%
Advance Auto Parts, Inc., 7.00%, 08/01/30		53	54,529
Staples, Inc., 10.75%, 09/01/29		45	44,495
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31		29	27,593
			126,617
Technology Hardware, Storage & Peripherals(b) — 0.0%
Seagate Data Storage Technology Pte Ltd.
8.25%, 12/15/29		54	57,164
5.88%, 07/15/30		76	77,324
8.50%, 07/15/31		76	80,458
			214,946
Textiles, Apparel & Luxury Goods(b) — 0.1%
Beach Acquisition Bidco LLC
5.25%, 07/15/32	EUR	200	240,700
(10.00% PIK), 10.00%, 07/15/33(g)	USD	239	257,800
Crocs, Inc.
4.25%, 03/15/29		57	54,625
4.13%, 08/15/31		13	11,910
Hanesbrands, Inc., 9.00%, 02/15/31		3	3,175
			568,210
Wireless Telecommunication Services — 0.2%
Altice France SA(b)
5.13%, 07/15/29		400	341,600
5.50%, 10/15/29		200	172,987
Digicel International Finance Ltd./Difl U.S. LLC, 8.63%, 08/01/32(b)		235	241,098
T-Mobile USA, Inc.
3.38%, 04/15/29		67	65,053
3.50%, 04/15/31		26	24,732
Vmed O2 U.K. Financing I PLC(b)
4.25%, 01/31/31		200	185,433
4.75%, 07/15/31		200	188,249
			1,219,152
Total Corporate Bonds — 19.1% (Cost: $125,472,874)			118,823,573
Fixed Rate Loan Interests
Distributors — 0.0%
TMK Hawk Parent Corp., 2024 PIK Term Loan, 11.00%, 12/15/31(d)		64	—
Diversified Consumer Services — 0.0%
Clover Holdings SPV III LLC, 2024 USD Term Loan, 15.00%, 12/09/27		10	9,675
Security		Par (000)	Value
IT Services — 0.3%
Clover Holdings 2 LLC, Fixed Term Loan B, 7.75%, 12/09/31	USD	1,668	$ 1,677,210
X Corp., 2025 Fixed Term Loan, 9.50%, 10/26/29		169	169,399
			1,846,609
Software — 0.2%
Cotiviti, Inc., 2024 Fixed Term Loan B, 7.63%, 05/01/31		1,037	1,040,129
Total Fixed Rate Loan Interests — 0.5% (Cost: $2,944,732)			2,896,413
Floating Rate Loan Interests(a)
Advertising Agencies — 0.4%
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.11%), 8.28%, 08/23/28		643	643,912
Outfront Media Capital LLC, 2025 Term Loan B, 09/24/32(m)		738	737,542
Planet U.S. Buyer LLC, 2024 Term Loan B, (3-mo. CME Term SOFR + 3.00%), 7.20%, 02/07/31		695	697,548
Summer BC Holdco B SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 5.26%), 9.26%, 02/15/29		248	243,204
			2,322,206
Aerospace & Defense — 2.4%
Bleriot U.S. Bidco, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.50%, 10/31/30		1,212	1,211,325
Cobham Ultra SeniorCo SARL, USD Term Loan B, (6- mo. CME Term SOFR + 4.18%), 8.37%, 08/03/29		1,108	1,107,768
Dynasty Acquisition Co., Inc.
2024 1st Lien Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.16%, 10/31/31		2,302	2,302,146
2024 1st Lien Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.16%, 10/31/31		875	874,623
Goat Holdco LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.91%, 01/27/32		550	550,532
Kaman Corp.
2025 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.83%, 02/26/32		5	5,306
2025 Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.67%, 02/26/32		604	601,587
Propulsion BC Finco SARL, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.04%, 09/14/29		193	193,631
TransDigm, Inc.
2023 Term Loan J, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.50%, 02/28/31		4,102	4,099,543
2024 Term Loan L, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.50%, 01/19/32		835	833,994
2025 Term Loan K, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.25%, 03/22/30		98	97,626
2025 Term Loan M, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.66%, 08/19/32		3,005	3,001,154
			14,879,235

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Air Freight & Logistics — 0.4%
Rand Parent LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.00%, 03/18/30	USD	1,769	$ 1,759,422
Stonepeak Nile Parent LLC, 2025 Term Loan B, 04/09/32(m)		515	514,356
			2,273,778
Automobile Components — 1.0%
Clarios Global LP
2024 USD Term Loan B, (1-mo. CME Term SOFR + 2.50%), 6.66%, 05/06/30		2,903	2,900,220
2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.91%, 01/28/32		1,460	1,459,547
Garrett LX I SARL, 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.31%, 01/30/32		101	101,236
RealTruck Group, Inc., 2023 Incremental Term Loan, (1-mo. CME Term SOFR + 5.11%), 9.28%, 01/31/28		415	385,284
Tenneco, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR + 5.10%), 9.30%, 11/17/28		1,361	1,329,956
			6,176,243
Beverages — 0.6%
Naked Juice LLC
2025 FLFO Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.50%), 9.50%, 01/24/29		1,510	1,517,407
2025 FLSO Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.35%, 01/24/29		829	623,565
2025 FLTO Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.10%, 01/24/30		563	228,887
Primo Brands Corp., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.25%, 03/31/28		824	823,435
Sazerac Co., Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.70%, 07/09/32		741	745,120
			3,938,414
Building Products — 3.9%
Chariot Buyer LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.16%, 09/08/32		2,947	2,947,949
CP Atlas Buyer, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.41%, 07/08/30		1,175	1,148,562
CP Iris Holdco I, Inc., 2021 Term Loan, (1-mo. CME Term SOFR + 3.50%), 7.66%, 10/02/28		1,471	1,468,912
EMRLD Borrower LP
2024 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.12%, 08/04/31		1,793	1,784,658
Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.45%, 05/31/30		2,813	2,804,009
Foundation Building Materials, Inc., 2024 Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.31%, 01/29/31		2,148	2,150,402
Gulfside Supply, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.00%, 06/17/31		473	473,233
New AMI I LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 10.16%, 03/08/29		431	396,987
Potters Borrower LP, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.16%, 12/14/27		464	465,024
Quikrete Holdings, Inc.
2024 Term Loan B1, (1-mo. CME Term SOFR + 2.25%), 6.41%, 03/19/29		1,009	1,009,736
Security		Par (000)	Value
Building Products (continued)
Quikrete Holdings, Inc. (continued)
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.41%, 02/10/32	USD	2,217	$ 2,215,353
QXO, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.16%, 04/30/32		420	422,897
Standard Industries, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 5.89%, 09/22/28		455	455,652
White Cap Supply Holdings LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.42%, 10/19/29		3,471	3,470,189
Wilsonart LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.25%, 08/05/31		2,852	2,751,916
Zurn LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 2.11%), 6.28%, 10/04/28		98	98,270
			24,063,749
Capital Markets — 2.1%
Acuren Delaware Holdco, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.91%, 07/30/31		391	391,308
Allspring Buyer LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.81%, 11/01/30		607	608,100
AqGen Island Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.16%, 08/02/28		1,897	1,893,772
Aretec Group, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.66%, 08/09/30		541	540,495
Citadel Securities LP, 2024 First Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.16%, 10/31/31		1,340	1,342,112
Edelman Financial Engines Center LLC, 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.16%, 04/07/28		1,244	1,244,898
Focus Financial Partners LLC, 2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.91%, 09/15/31		1,725	1,725,461
Gryphon Acquire NewCo LLC, Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.88%, 09/13/32		727	728,592
GTCR Everest Borrower LLC, Add on Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.75%, 09/05/31		469	468,787
Guardian U.S. Holdco LLC, 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.50%, 01/31/30		288	287,481
Jane Street Group LLC, 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.20%, 12/15/31		1,967	1,950,917
Osaic Holdings, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.16%, 07/30/32		1,837	1,835,641
Summit Acquisition, Inc., 2025 Add-on Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.66%, 10/16/31		108	108,315
			13,125,879
Chemicals — 3.8%
Axalta Coating Systems U.S. Holdings, Inc., 2024 Term Loan B7, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.75%, 12/20/29		1,058	1,061,064
Chemours Co., 2023 USD Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.16%, 08/18/28		608	606,746
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Chemicals (continued)
Derby Buyer LLC, 2024 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.18%, 11/01/30	USD	1,661	$ 1,662,755
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.08%, 10/04/29		325	322,976
Ecovyst Catalyst Technologies LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.31%, 06/12/31		1,360	1,357,817
Element Solutions, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 5.91%, 12/18/30		1,381	1,388,065
Fortis 333, Inc., USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.50%, 03/29/32		509	505,332
HB Fuller Co., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.91%, 02/15/30		259	259,893
INEOS U.S. Finance LLC, 2023 USD Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.41%, 02/18/30		604	545,366
INEOS U.S. Petrochem LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.41%, 10/07/31		523	448,355
Lonza Group AG, USD Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.03%), 8.03%, 07/03/28		1,215	1,093,663
Minerals Technologies, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.16%, 11/26/31(d)		862	862,483
Momentive Performance Materials, Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 4.00%), 8.16%, 03/29/28		1,275	1,278,459
Nouryon Finance BV, 2024 USD Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.50%, 04/03/28		1,093	1,094,235
Olympus Water U.S. Holding Corp.
2024 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.00%, 06/20/31		1,946	1,924,612
2025 USD Term Loan B, 07/23/32(m)		1,551	1,538,266
Oxea Holding Drei GmbH, 2017 USD Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 4.35%), 8.64%, 04/08/31		1,444	1,325,863
Paint Intermediate III LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.24%, 10/09/31		505	503,473
Qnity Electronics, Inc., Term Loan B, 08/12/32(m)		1,717	1,714,854
Solstice Advanced Materials, Inc., Term Loan B, 09/17/32(m)		841	841,530
Sparta U.S. HoldCo LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.28%, 08/02/30		1,810	1,784,051
WR Grace Holdings LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.00%, 08/19/32		1,227	1,229,049
			23,348,907
Commercial Services & Supplies — 4.9%
Aggreko Holdings, Inc., 2025 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.21%, 05/21/31		1,737	1,740,689
AlixPartners LLP, 2025 USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.16%, 08/12/32		2,552	2,533,450
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Allied Universal Holdco LLC, 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.35%), 7.51%, 08/20/32	USD	4,174	$ 4,186,952
Belron Finance LLC, 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.74%, 10/16/31		3,137	3,151,169
Bright Horizons Family Solutions LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.91%, 08/23/32		1,139	1,142,988
Champions Financing, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.95%, 02/23/29		156	145,417
CHG Healthcare Services, Inc., 2025 Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.05%, 09/29/28		874	873,846
Creative Artists Agency LLC, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.66%, 10/01/31		2,981	2,984,104
Ensemble RCM LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.31%, 08/01/29		1,393	1,396,363
Galaxy U.S. Opco, Inc., Term Loan, (3-mo. CME Term SOFR + 2.00%), 10.06%, 07/31/30		435	393,822
Garda World Security Corp., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.17%, 02/01/29		1,882	1,881,659
Grant Thornton Advisors LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.66%, 06/02/31		566	562,060
Herc Holdings, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.25%, 06/02/32		277	278,039
Hertz Corp.
2021 Term Loan B, (3-mo. CME Term SOFR + 3.76%), 8.07%, 06/30/28		1,010	904,816
2021 Term Loan C, (3-mo. CME Term SOFR + 3.76%), 8.07%, 06/30/28		199	178,092
Ingenovis Health, Inc., Term Loan B, (3-mo. CME Term SOFR + 4.51%), 8.71%, 03/06/28		689	213,729
KUEHG Corp., 2025 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.75%, 06/12/30		496	495,144
Learning Care Group U.S. No. 2, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR + 4.00%), 8.29%, 08/11/28(d)		195	191,134
Mavis Tire Express Services Topco Corp., 2025 Repriced Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.20%, 05/04/28		2,960	2,958,731
Prime Security Services Borrower LLC
2024 1st Lien Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.13%, 10/13/30		869	866,531
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.00%, 03/07/32		1,220	1,207,790
Ryan LLC, Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.66%, 11/14/30		74	73,967

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Vortex Opco LLC, Second Out Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.36%), 8.37%, 12/17/28	USD	572	$ 125,773
Wand NewCo 3, Inc., 2025 Repriced Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.66%, 01/30/31		1,852	1,844,325
			30,330,590
Communications Equipment — 0.3%
Ciena Corp., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.89%, 10/24/30		1,233	1,233,953
ORBCOMM, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.62%, 09/01/28		505	453,752
			1,687,705
Construction & Engineering — 1.6%
Apple Bidco LLC, 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.66%, 09/23/31		2,839	2,838,042
Brand Industrial Services, Inc., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.80%, 08/01/30		2,501	2,260,918
Brown Group Holding LLC
2022 Incremental Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.01%, 07/01/31		1,252	1,253,729
Term Loan B, 07/01/31(m)		1,225	1,225,514
Construction Partners, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.66%, 11/03/31		373	373,997
Cube Industrials Buyer, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 10/17/31		193	193,513
Legence Holdings LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.16%, 12/18/28		257	257,561
SBA Senior Finance II LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.92%, 01/25/31		1,349	1,352,919
			9,756,193
Consumer Discretionary — 1.0%
APi Group DE, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 01/03/29		2,407	2,404,936
Camelot U.S. Acquisition LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 6.91%, 01/31/31		823	817,773
Element Materials Technology Group U.S. Holdings, Inc., 2022 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.68%), 7.68%, 07/06/29		447	448,910
Fleet U.S. Bidco, Inc., 2024 1st Lien Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.54%, 02/21/31(d)		356	356,307
OMNIA Partners LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.81%, 07/25/30		589	588,956
PG Polaris BidCo SARL, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.91%, 03/26/31		544	544,978
Security		Par (000)	Value
Consumer Discretionary (continued)
Raven Acquisition Holdings LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.16%, 11/19/31	USD	508	$ 507,903
TruGreen LP, 2020 Term Loan, (1-mo. CME Term SOFR + 4.10%), 8.26%, 11/02/27		250	244,708
			5,914,471
Consumer Finance — 1.9%
Boost Newco Borrower LLC, 2025 USD Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.00%, 01/31/31		3,442	3,443,457
Citrin Cooperman Advisors LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.00%, 04/01/32		736	732,255
Corpay Technologies Operating Co. LLC, Term Loan B5, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 04/28/28		2,529	2,523,957
Shift4 Payments LLC, 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.50%, 06/30/32		674	678,772
Trans Union LLC
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 06/24/31		1,873	1,871,199
2024 Term Loan B9, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.91%, 06/24/31		1,589	1,587,389
WEX, Inc.
2024 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 03/31/28		322	322,037
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 03/05/32		423	420,892
			11,579,958
Consumer Staples Distribution & Retail — 0.3%
Boots Group Finco LP, USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.70%, 08/30/32		1,157	1,159,407
U.S. Foods, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 10/03/31		619	622,856
			1,782,263
Containers & Packaging — 2.0%
Asplundh Tree Expert LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 6.01%, 09/07/27		1,819	1,817,790
Charter Next Generation, Inc., 2024 Term Loan B1, (1- mo. CME Term SOFR at 0.75% Floor + 2.75%), 6.93%, 11/29/30		3,418	3,427,215
Clydesdale Acquisition Holdings, Inc.
2025 Delayed Draw Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.41%, 04/01/32		1	763
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.41%, 04/01/32		1,454	1,451,240
Term Loan B, (1-mo. CME Term SOFR + 3.18%), 7.34%, 04/13/29		190	189,679
LABL, Inc., 2021 USD 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.10%), 9.26%, 10/30/28		1,634	1,336,053
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Containers & Packaging (continued)
Mauser Packaging Solutions Holding Co., 2024 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.28%, 04/15/27	USD	938	$ 937,870
Pregis TopCo Corp., 2025 Refinancing Term Loan, (1- mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.16%, 02/01/29		1,471	1,480,556
Proampac PG Borrower LLC, 2024 Term Loan, (3-mo. CME Term SOFR + 4.00%), 8.26%, 09/15/28		179	178,949
Ring Container Technologies Group LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.66%, 09/15/32		520	518,960
Trident TPI Holdings, Inc., 2024 Term Loan B7, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.75%, 09/15/28		1,115	1,093,983
			12,433,058
Distributors — 1.6%
American Builders & Contractors Supply Co., Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 01/31/31		1,433	1,435,803
Core & Main LP
2024 Term Loan D, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.17%, 07/27/28		2,981	2,979,639
2024 Term Loan E, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.17%, 02/09/31		695	693,280
Dealer Tire Financial LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.16%, 07/02/31		1,170	1,162,710
Gates Corp./DE, 2024 Term Loan B5, (1-mo. CME Term SOFR + 1.75%), 5.91%, 06/04/31		1,756	1,752,269
PAI Holdco, Inc., 2020 Term Loan B, (3-mo. CME Term SOFR + 4.01%), 8.32%, 10/28/27		363	302,397
Resideo Funding, Inc., 2025 Incremental Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.04%, 08/13/32		1,016	1,015,370
TMK Hawk Parent Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 2.00%, 3.25% PIK), 9.41%, 06/30/29(g)		1,930	680,311
			10,021,779
Diversified Consumer Services — 0.1%
Anticimex International AB, 2024 Term Loan B6, (3-mo. SOFR + 3.40%), 7.76%, 11/16/28		607	607,838
Diversified Telecommunication Services — 1.8%
Altice Financing SA, USD 2017 1st Lien Term Loan, (Prime + 1.75%), 9.00%, 01/31/26(d)		1,673	1,605,905
Iridium Satellite LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.25%), 6.41%, 09/20/30		572	540,807
Level 3 Financing, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.42%, 03/27/32		2,873	2,873,000
Lumen Technologies, Inc.
2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 6.63%, 04/16/29		1,061	1,053,110
2024 Extended Term Loan B2, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 6.63%, 04/15/30		1,240	1,230,926
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Lumen Technologies, Inc. (continued)
2024 Term Loan A, (1-mo. CME Term SOFR + 6.00%), 10.16%, 06/01/28	USD	121	$ 122,547
Zayo Group Holdings, Inc., 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.61%, 03/11/30		3,973	3,908,264
			11,334,559
Electric Utilities — 0.6%
Constellation Renewables LLC, 2020 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 2.25%), 6.45%, 12/15/27		957	954,705
Pike Corp., 2021 Incremental Term Loan B, (1-mo. CME Term SOFR + 3.11%), 7.28%, 01/21/28		921	925,581
Talen Energy Supply LLC, 2024-1 Incremental Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.73%, 12/15/31		607	607,538
Vistra Operations Co. LLC, 1st Lien Term Loan B3, (1- mo. CME Term SOFR + 1.75%), 5.91%, 12/20/30		1,282	1,282,460
			3,770,284
Electronic Equipment, Instruments & Components — 0.7%
Celestica, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.92%, 06/20/31(d)		831	835,632
Coherent Corp., 2025 1st Lien Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.94%, 07/02/29		783	781,408
Lsf12 Crown U.S. Commercial Bidco LLC, 2025 Term Loan B, 12/02/31(m)		657	657,414
Pinnacle Buyer LLC(m)
Delayed Draw Term Loan, 09/10/32		168	168,099
Term Loan, 09/10/32		873	874,113
Project Aurora U.S. Finco, Inc., USD Term Loan, 09/24/32(d)(m)		240	240,300
Sanmina Corp., Term Loan B, 08/06/32(d)(m)		1,032	1,029,420
			4,586,386
Energy Equipment & Services — 0.0%
Meade Pipeline Co. LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.00%, 09/22/32		267	266,666
Entertainment — 0.5%
Bally’s Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.51%), 7.84%, 10/02/28		803	778,019
Delta 2 Lux SARL, 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.00%, 09/30/31		2,568	2,567,263
			3,345,282
Environmental, Maintenance & Security Service — 2.4%
Action Environmental Group, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.25%, 10/24/30(d)		803	801,773
Clean Harbors, Inc.
2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 10/09/28		904	904,200
2025 Term Loan, 09/24/32(m)		548	548,685
Filtration Group Corp., 2025 USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.91%, 10/21/28		3,054	3,065,453
GFL ES US LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.67%, 03/03/32		2,456	2,452,783

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Environmental, Maintenance & Security Service (continued)
JFL-Tiger Acquisition Co., Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.89%, 10/17/30	USD	623	$ 623,727
Madison IAQ LLC
2025 Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.45%, 05/06/32		1,451	1,457,386
Term Loan, (6-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.70%, 06/21/28		3,179	3,179,348
Packers Holdings LLC, 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.35%), 7.66%, 03/09/28		799	249,364
Reworld Holding Corp.
2025 1st Lien Term Loan B, 01/15/31(m)		365	363,861
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.39%, 11/30/28		967	967,047
Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.39%, 11/30/28		75	74,857
			14,688,484
Financial Services — 1.4%
Apex Group Treasury LLC, 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.75%, 02/27/32		1,493	1,457,561
CPI Holdco B LLC, 2024 Term Loan, (1-mo. CME Term SOFR + 2.00%), 6.16%, 05/19/31		2,492	2,489,053
ION Platform Finance U.S., Inc., USD Term Loan, 09/30/32(d)(m)		3,364	3,334,565
Orion U.S. Finco, Inc., 1st Lien Term Loan, 05/20/32(m)		908	912,540
Setanta Aircraft Leasing DAC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.75%, 11/05/28		411	413,133
			8,606,852
Food Products — 1.7%
Aramark Services, Inc., 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.17%, 06/22/30		946	947,132
Chobani LLC, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.66%, 10/25/27		3,640	3,648,629
Froneri U.S., Inc.
2024 USD Term Loan B4, (6-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.20%, 09/30/31		3,141	3,115,077
2025 USD Term Loan, 08/02/32(m)		323	322,141
H-Food Holdings LLC, 2025 Exit Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 6.50%), 10.81%, 03/29/30		146	146,981
Nomad Foods U.S. LLC, 2023 Term Loan B5, (6-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.54%, 11/12/29		893	893,494
UTZ Quality Foods LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.50%, 01/29/32		1,411	1,410,176
Security		Par (000)	Value
Food Products (continued)
Wellness Pet LLC
2025 First Out Exchange Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.95%), 7.95%, 12/31/29	USD	229	$ 181,462
2025 Second Out Exchange Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.01%), 8.01%, 12/31/29		128	54,976
			10,720,068
Ground Transportation — 0.6%
Genesee & Wyoming, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.75%, 04/10/31		3,486	3,471,331
Health Care Equipment & Supplies — 0.6%
Avantor Funding, Inc., 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.50% Floor + 2.10%), 6.26%, 11/08/27		100	100,035
Bausch & Lomb Corp.
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.17%, 09/29/28		835	833,916
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.41%, 01/15/31		1,872	1,870,629
QuidelOrtho Corp., Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.00%, 08/20/32		699	694,925
			3,499,505
Health Care Providers & Services — 3.2%
AHP Health Partners, Inc., 2025 Term Loan B, 09/20/32(m)		199	199,656
Concentra Health Services, Inc., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.16%, 07/26/31		611	612,992
Examworks Bidco, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.91%, 11/01/28		2,014	2,016,878
EyeCare Partners LLC
2024 Second Out Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 1.00%, 3.61% PIK), 8.84%, 11/30/28(g)		476	298,846
2024 Superpriority New Money 1st Out Term Loan A, (6-mo. CME Term SOFR at 0.00% Floor + 5.75%), 9.88%, 08/31/28		684	687,903
2024 Third Out Term Loan C, (3-mo. CME Term SOFR at 0.00% Floor + 6.85%), 10.98%, 11/30/28(c)(h)		44	9,465
ICON Luxembourg SARL, 2024 LUX Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.00%, 07/03/28		489	488,258
LifePoint Health, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.07%, 05/19/31		1,060	1,057,542
Medical Solutions Holdings, Inc.
2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.60%), 7.91%, 11/01/28		537	184,224
2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 7.10%), 11.41%, 11/01/29		536	108,095
Medline Borrower LP
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.16%, 10/23/30		244	244,236
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Health Care Providers & Services (continued)
Medline Borrower LP (continued)
2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.16%, 10/23/28	USD	7,115	$ 7,114,787
Parexel International Corp., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.66%, 11/15/28		2,507	2,508,471
Sotera Health Holdings LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.66%, 05/30/31		1,877	1,877,923
Star Parent, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.00%, 09/27/30		874	873,418
Surgery Center Holdings, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.66%, 12/19/30		1,314	1,314,093
Team Health Holdings, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.80%, 06/30/28		473	471,534
			20,068,321
Hotel & Resort REITs — 0.1%
RHP Hotel Properties LP, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.16%, 05/20/30		437	436,684
Hotels, Restaurants & Leisure — 6.0%
Aimbridge Acquisition Co., Inc.
2025 1st Lien Second Out Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 1.61%), 11.76%, 03/11/30		186	185,434
2025 First Out Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 5.61%), 9.76%, 03/11/30		203	202,493
Alterra Mountain Co., 2025 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.66%, 05/31/30		924	924,325
Burger King (Restaurant Brands International Inc.)/New Red Finance, Inc., 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 09/20/30		1,846	1,837,885
Caesars Entertainment, Inc.
2024 Term Loan B1, (1-mo. CME Term SOFR + 2.25%), 6.41%, 02/06/31		2,872	2,862,310
Term Loan B, (1-mo. CME Term SOFR + 2.25%), 6.41%, 02/06/30		922	918,640
EOC Borrower LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.16%, 03/24/32		3,112	3,110,644
Fertitta Entertainment LLC/NV, 2022 Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.41%, 01/27/29		3,925	3,918,246
Flutter Financing BV
2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.75%, 11/30/30		3,454	3,439,670
2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.00%, 06/04/32		1,203	1,200,651
Four Seasons Hotels Ltd., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.91%, 09/22/32		2,790	2,792,960
Great Canadian Gaming Corp., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.75%, 11/01/29		750	720,956
Herschend Entertainment Co. LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.41%, 05/27/32		826	828,168
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, (1-mo. CME Term SOFR + 1.75%), 5.91%, 11/08/30	USD	696	$ 696,445
IRB Holding Corp., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.50%), 6.66%, 12/15/27		1,674	1,673,890
Light & Wonder International, Inc., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.39%, 04/14/29		978	978,439
Motion Finco SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.50%, 11/12/29		1,731	1,547,874
Ontario Gaming GTA LP, Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.24%, 08/01/30		503	490,549
Penn Entertainment, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.66%, 05/03/29		1,246	1,244,333
Sabre GLBL, Inc.
2021 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.78%, 12/17/27		168	159,057
2021 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.78%, 12/17/27		55	51,726
2022 1st Lien Term Loan B, (1-mo. CME Term SOFR + 5.10%), 9.26%, 06/30/28		28	25,793
2024 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.26%, 11/15/29(d)		460	432,220
2024 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.26%, 11/15/29(d)		234	220,453
SeaWorld Parks & Entertainment, Inc., 2024 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.16%, 12/04/31		460	458,637
Six Flags Entertainment Corp., 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.16%, 05/01/31		299	297,043
Station Casinos LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.16%, 03/14/31		1,874	1,873,389
Turquoise Topco Ltd., Term Loan B, 08/13/32(m)		734	734,462
Voyager Parent LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.75%, 07/01/32		1,038	1,039,422
Whatabrands LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.66%, 08/03/28		1,092	1,092,382
Wyndham Hotels & Resorts, Inc., 2024 Term Loan, (1- mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 05/24/30		1,134	1,137,184
			37,095,680
Household Durables — 1.2%
AI Aqua Merger Sub, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.28%, 07/31/28		1,959	1,963,074
Hunter Douglas, Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.25%, 01/20/32		1,978	1,977,779
Somnigroup International, Inc., Term Loan B, (1-mo. SOFR + 2.25%), 6.37%, 10/24/31		423	424,744
Springs Windows Fashions LLC
2024 First Lien Second Out Term Loan A2, (1-mo. CME Term SOFR at 1.00% Floor + 4.11%), 8.28%, 10/06/28		658	535,160

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Household Durables (continued)
Springs Windows Fashions LLC (continued)
2024 FLFO A1 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.50%), 8.66%, 12/19/29	USD	153	$ 153,324
Weber-Stephen Products LLC
2025 Term Loan B, 09/17/32(m)		1,428	1,411,935
Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 7.53%, 10/30/27		813	804,211
			7,270,227
Household Products — 0.2%
Lavender U.S. HoldCo 1, Inc., USD Term Loan, 09/27/32(d)(m)		859	859,000
Reynolds Consumer Products LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 03/04/32		260	260,085
			1,119,085
Independent Power and Renewable Electricity Producers — 0.8%
Calpine Construction Finance Co. LP, 2023 Refinancing Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.16%, 07/31/30		1,647	1,646,250
Calpine Corp., 2024 Term Loan B10, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 01/31/31		697	696,547
NRG Energy, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.06%, 04/16/31		2,813	2,811,871
			5,154,668
Industrial Conglomerates — 0.0%
Stitch Acquisition Corp., 2024 2nd Out Term Loan, (3-mo. CME Term SOFR + 7.50%), 11.76%, 12/31/29		211	172,247
Insurance — 7.0%
Alliant Holdings Intermediate LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.67%, 09/19/31		6,750	6,730,784
AmWINS Group, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 2.25%), 6.25%, 01/30/32		2,577	2,574,829
Amynta Agency Borrower, Inc., 2025 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.91%, 12/29/31		2,417	2,406,838
Ardonagh Group Finco Pty. Ltd., 2024 USD Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.94%, 02/15/31		2,451	2,436,795
Asurion LLC
2021 2nd Lien Term Loan B3, (1-mo. CME Term SOFR + 5.36%), 9.53%, 01/31/28		985	958,286
2021 Second Lien Term Loan B4, (1-mo. CME Term SOFR + 5.36%), 9.53%, 01/20/29		953	910,248
2023 Term Loan B11, (1-mo. CME Term SOFR at 0.00% Floor + 4.35%), 8.51%, 08/19/28		1,348	1,351,690
2024 Term Loan B12, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.41%, 09/19/30		732	729,256
2025 Term Loan B13, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.41%, 09/19/30		1,691	1,678,690
Baldwin Insurance Group Holdings LLC, 2025 Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.64%, 05/26/31		955	954,246
Howden Group Holdings Ltd., 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.66%, 04/18/30		170	169,968
Security		Par (000)	Value
Insurance (continued)
HUB International Ltd., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 06/20/30	USD	4,289	$ 4,294,333
Hyperion Refinance SARL, 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.91%, 02/15/31		1,682	1,681,804
Jones Deslauriers Insurance Management, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.06%, 03/15/30		1,107	1,100,887
OneDigital Borrower LLC, 2025 Repriced Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.16%, 07/02/31		214	214,193
Ryan Specialty LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.16%, 09/15/31		1,870	1,869,070
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.66%, 07/31/31		3,562	3,556,501
Truist Insurance Holdings LLC
2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.75%, 05/06/31		3,701	3,694,735
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.75%, 05/06/32		476	483,968
USI, Inc.
2024 Term Loan C, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.25%, 09/29/30		1,761	1,758,303
2024 Term Loan D, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.25%, 11/21/29		3,612	3,607,374
			43,162,798
Interactive Media & Services — 0.5%
MH Sub I LLC
2023 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.25%, 05/03/28		613	588,718
2024 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.41%, 12/31/31		527	483,996
Speedster Bidco GmbH, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.24%, 12/10/31		2,151	2,152,559
			3,225,273
Internet Software & Services — 2.3%
Barracuda Networks, Inc., 2022 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.81%, 08/15/29		1,063	887,298
CNT Holdings I Corp., 2025 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 2.25%), 6.56%, 11/08/32		1,325	1,323,561
Gen Digital, Inc.
2024 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 5.91%, 09/12/29		2,845	2,836,531
2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.91%, 04/16/32		289	287,627
Go Daddy Operating Co. LLC
2024 Term Loan B7, (1-mo. CME Term SOFR + 1.75%), 5.91%, 05/30/31		2,289	2,284,953
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 11/09/29		1,239	1,237,435
Proofpoint, Inc.
2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.16%, 08/31/28		3,081	3,089,137
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Internet Software & Services (continued)
Proofpoint, Inc. (continued)
2025 Fungible Term Loan, 08/31/28(m)	USD	318	$ 318,830
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (1-mo. CME Term SOFR + 4.75%), 8.91%, 03/15/30		2,222	2,198,691
			14,464,063
IT Services — 3.7%
Amentum Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.41%, 09/29/31		1,255	1,253,706
Avalara, Inc., 2025 Term Loan, 03/26/32(m)		111	110,691
Capstone Borrower, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.75%, 06/17/30		1,134	1,130,907
Clover Holdings 2 LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.94%, 12/09/31		2,991	2,990,448
Dayforce, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.31%, 03/01/31(d)		1,658	1,658,075
Finastra USA, Inc., 2025 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.04%, 07/30/32		3,638	3,621,120
Fortress Intermediate 3, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.25%, 06/27/31		563	564,267
Magenta Security Holdings LLC
2024 First Out Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.01%), 11.32%, 07/27/28		307	251,174
2024 Second Out Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.26%), 11.57%, 07/27/28		466	201,647
2024 Third Out Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.51%), 10.82%, 07/27/28(c)(h)		976	194,378
McAfee Corp., 2024 USD 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.22%, 03/01/29		1,749	1,667,659
Peraton Corp., Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 8.01%, 02/01/28		1,628	1,370,361
Polaris Newco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.26%), 8.57%, 06/02/28		1,511	1,454,224
Project Alpha Intermediate Holding, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.25%, 10/26/30		856	857,793
Quartz Acquireco LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.25%, 06/28/30		1,469	1,462,588
Skopima Consilio Parent LLC, 2024 Repriced Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.91%, 05/12/28		815	688,467
Tempo Acquisition LLC, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 08/31/28		982	958,327
X Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.65%), 10.96%, 10/26/29		2,438	2,389,372
			22,825,204
Security		Par (000)	Value
Leisure Products — 0.3%
Bombardier Recreational Products, Inc., 2024 Term Loan B4, 01/22/31(m)	USD	556	$ 556,350
City Football Group Ltd., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.70%, 07/22/30		1,189	1,188,443
			1,744,793
Machinery — 2.8%
Arcline FM Holdings LLC, 2025 Term Loan, (6-mo. CME Term SOFR at 0.75% Floor + 3.50%), 7.58%, 06/24/30		799	798,374
Chart Industries, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR + 2.50%), 6.79%, 03/15/30		506	507,707
Columbus McKinnon Corp., 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.50%, 05/14/28(d)		267	267,170
Generac Power Systems, Inc., 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.03%, 07/03/31		287	288,177
GrafTech Global Enterprises, Inc., 2024 Term Loan, (1- mo. CME Term SOFR at 2.00% Floor + 6.00%), 10.16%, 12/21/29		25	25,750
Husky Injection Molding Systems Ltd., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.75%, 02/15/29		3,878	3,885,823
Indicor LLC, 2024 USD 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.75%, 11/22/29		791	792,150
Madison Safety & Flow LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.91%, 09/26/31		487	487,488
SPX Flow, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.91%, 04/05/29		2,506	2,515,260
TK Elevator U.S. Newco, Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.20%, 04/30/30		2,467	2,471,998
Vertiv Group Corp., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.03%, 08/12/32		3,493	3,496,053
WEC U.S. Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.53%, 01/27/31		1,837	1,837,076
			17,373,026
Media — 3.6%
Charter Communications Operating LLC
2023 Term Loan B4, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.29%, 12/07/30		1,231	1,229,150
2024 Term Loan B5, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.54%, 12/15/31		859	858,625
Crown Finance U.S., Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.78%, 12/02/31		905	901,961
CSC Holdings LLC
2019 Term Loan B5, (Prime + 1.50%), 8.75%, 04/15/27		2,466	2,383,860
2022 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.65%, 01/18/28		373	370,353
DirecTV Financing LLC, Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.26%), 9.57%, 08/02/27		91	91,071

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Media (continued)
DK Crown Holdings, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.00%, 03/04/32	USD	1,935	$ 1,931,161
ECL Entertainment LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.16%, 08/30/30		942	940,243
Gray Television, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 5.25%), 9.53%, 06/04/29		4	4,398
GVC Holdings Gibraltar Ltd., 2025 Term Loan B5 (2032), 07/31/32(m)		329	328,341
Learfield Communications LLC, 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.66%, 06/30/28		542	546,550
Live Nation Entertainment, Inc., Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 5.99%, 10/19/26		1,651	1,647,054
NEP Group, Inc., 2018 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.36%), 7.53%, 08/19/26		145	142,102
Radiate Holdco LLC, 2025 FLFO Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.61%, 1.50% PIK), 9.28%, 09/25/29(g)		2,938	2,366,127
Scientific Games Holdings LP, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.29%, 04/04/29		685	679,377
Telenet Financing USD LLC, 2020 USD Term Loan AR, 04/30/28(m)		325	322,088
UFC Holdings LLC, 1st Lien Term Loan B5, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.04%, 11/21/31		3,068	3,071,804
Virgin Media Bristol LLC, 2020 USD Term Loan Q, (1- mo. CME Term SOFR + 3.36%), 7.51%, 01/31/29		1,212	1,210,836
WMG Acquisition Corp., 2024 Term Loan J, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.95%, 01/24/31		2,657	2,658,718
Ziggo Financing Partnership, USD Term Loan I, (1-mo. CME Term SOFR at 0.00% Floor + 2.61%), 6.76%, 04/30/28		979	975,577
			22,659,396
Metals & Mining — 0.4%
AZZ, Inc., Term Loan B, (1-mo. CME Term SOFR + 1.75%), 5.91%, 05/13/29		112	112,415
Covia Holdings LLC, 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.95%, 02/26/32		299	300,372
Novelis Holdings, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.75%, 03/11/32		2,216	2,218,704
			2,631,491
Oil, Gas & Consumable Fuels — 1.6%
Buckeye Partners LP
2025 Term Loan B, 0.00%, 09/24/32		130	130,452
2025 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 11/22/30		348	348,375
Colossus Acquireco LLC, Term Loan B, (3-mo. SOFR + 1.75%), 5.87%, 07/30/32		1,591	1,580,802
EG America LLC, 2025 USD Repriced Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.70%, 02/07/28		326	327,227
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Freeport LNG Investments LLLP, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.58%, 12/21/28	USD	2,017	$ 2,015,450
GIP Pilot Acquisition Partners LP, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.29%, 10/04/30		241	240,196
Hilcorp Energy I LP, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.15%, 02/11/30		689	688,540
M6 ETX Holdings II Midco LLC, 2025 Term Loan B, (Prime + 2.00%), 9.25%, 04/01/32		540	539,648
Murphy USA, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.03%, 04/07/32		313	315,282
Oryx Midstream Services Permian Basin LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.42%, 10/05/28		2,614	2,611,982
Stakeholder Midstream LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.04%, 01/01/31		625	626,214
Whitewater Matterhorn Holdings LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.25%, 06/16/32		248	247,730
			9,671,898
Passenger Airlines — 1.0%
AAdvantage Loyalty IP Ltd., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 05/28/32		629	631,783
Air Canada, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.17%, 03/21/31		1,459	1,456,905
American Airlines, Inc.
Series AA, 2017 1st Lien Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 1.85%), 5.98%, 01/29/27		143	142,260
2023 1st Lien Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.26%, 06/04/29		1,262	1,259,605
2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 04/20/28		814	812,129
JetBlue Airways Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 8.75%, 08/27/29		934	894,172
United Airlines, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.20%, 02/22/31		1,205	1,207,514
			6,404,368
Personal Care Products — 0.3%
ACP Tara Holdings, Inc., 2025 Term Loan B, 09/17/32(d)(m)		257	257,000
Opal U.S. LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.25%, 04/28/32		1,775	1,778,550
			2,035,550
Pharmaceuticals — 1.5%
Amneal Pharmaceuticals LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.66%, 08/01/32		2,052	2,048,573
Elanco Animal Health, Inc., Term Loan B, (1-mo. CME Term SOFR + 1.85%), 6.13%, 08/01/27		751	749,959
Endo Finance Holdings, Inc., 2024 1st Lien Term Loan, 04/23/31(m)		645	645,942
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.10%), 8.10%, 10/01/27		818	803,860
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Pharmaceuticals (continued)
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B2, (1-mo. CME Term SOFR + 2.25%), 6.41%, 05/05/28	USD	1,591	$ 1,591,976
Option Care Health, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.89%, 09/16/32		1,533	1,530,124
Organon & Co., 2024 USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.41%, 05/19/31		467	454,556
Perrigo Investments LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.16%, 04/20/29		897	895,233
PRA Health Sciences, Inc., 2024 US Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.00%, 07/03/28		122	121,650
Vizient, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.91%, 08/01/31		316	316,827
			9,158,700
Professional Services — 0.0%
Deep Blue Operating I LLC, Term Loan, 09/17/32(m)		321	321,000
Real Estate Management & Development — 0.4%
CoreLogic, Inc.
2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.61%), 10.78%, 06/04/29		488	484,189
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.78%, 06/02/28		1,625	1,623,276
Cushman & Wakefield U.S. Borrower LLC, 2025 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.91%, 01/31/30		550	551,532
			2,658,997
Semiconductors & Semiconductor Equipment — 0.3%
Entegris, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.79%, 07/06/29		672	675,779
MKS Instruments, Inc., 2025 USD Repriced Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.17%, 08/17/29		1,469	1,467,336
			2,143,115
Software — 10.4%
Applied Systems, Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.25%, 02/24/31		3,402	3,402,562
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.91%, 02/15/29		4,092	4,082,310
BCPE Pequod Buyer, Inc., USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.16%, 11/25/31		1,213	1,214,476
Boxer Parent Co., Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.20%, 07/30/31		3,027	3,020,004
CCC Intelligent Solutions, Inc., Term Loan, (1-mo. CME Term SOFR + 2.00%), 6.16%, 01/23/32		2,280	2,276,939
Central Parent LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.25%, 07/06/29		2,763	2,383,445
Clearwater Analytics LLC, 2025 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.46%, 04/21/32		961	961,000
Cloud Software Group, Inc.
2025 Term Loan B (2031), (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.25%, 03/21/31		2,713	2,721,893
Security		Par (000)	Value
Software (continued)
Cloud Software Group, Inc. (continued)
2025 Term Loan B (2032), (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.25%, 08/13/32	USD	3,573	$ 3,582,782
Cloudera, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.01%, 10/08/28		647	635,785
Cotiviti, Inc., 2024 Term Loan, (1-mo. CME Term SOFR + 2.75%), 7.03%, 05/01/31		2,000	1,962,903
DS Admiral Bidco LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 4.25%), 8.41%, 06/26/31		640	638,792
Ellucian Holdings, Inc.
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.91%, 10/09/29		2,862	2,859,952
2024 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.75%), 8.91%, 11/22/32		513	523,686
Epicor Software Corp., 2024 Term Loan F, (1-mo. CME Term SOFR at 0.75% Floor + 2.50%), 6.66%, 05/30/31		2,615	2,616,993
Genesys Cloud Services, Inc., 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.66%, 01/30/32		5,145	5,107,404
Informatica LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.41%, 10/27/28		1,410	1,412,087
Kaseya, Inc., 2025 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.41%, 03/20/32		2,732	2,734,247
Mitchell International, Inc.
2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.41%, 06/17/31		2,200	2,196,821
2024 2nd Lien Term Loan, (1-mo. CME Term SOFR + 5.25%), 9.41%, 06/17/32		474	467,838
Modena Buyer LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.81%, 07/01/31		607	598,799
Planview Parent, Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.50%, 12/17/27		299	293,882
PointClickCare Technologies, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.75%, 11/03/31		711	711,275
Project Boost Purchaser LLC, 2025 Refinancing Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.07%, 07/16/31		2,205	2,198,310
RealPage, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR + 3.26%), 7.26%, 04/24/28		1,641	1,636,486
SS&C Technologies, Inc., 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.16%, 05/09/31		2,632	2,637,395
UKG, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.81%, 02/10/31		3,930	3,925,089
VS Buyer LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.56%, 04/12/31		2,364	2,357,641
Waystar Technologies, Inc.
2025 Add-on Term Loan B, 10/22/29(m)		468	468,028
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.16%, 10/22/29		1,331	1,330,663
X.AI Corp., Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 7.25%), 11.12%, 06/28/30		1,006	971,750

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Software (continued)
Zelis Payments Buyer, Inc.
5th Amendment Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.41%, 11/26/31	USD	1,723	$ 1,722,478
Term Loan B, (1-mo. CME Term SOFR + 2.75%), 6.91%, 09/28/29		977	973,942
			64,627,657
Specialty Retail — 0.3%
LS Group OpCo Acquistion LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.70%, 04/23/31		788	786,037
Peer Holding III BV, 1st Lien Term Loan B, 09/25/32(m)		335	335,000
Restoration Hardware, Inc., 2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.51%, 10/20/28		280	273,920
Serta Simmons Bedding LLC, 2023 New Term Loan, (3-mo. CME Term SOFR + 7.61%), 11.62%, 06/29/28		440	410,564
			1,805,521
Technology Hardware, Storage & Peripherals — 0.3%
Cubic Corp.
2025 Second Out Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.83%, 05/25/29		3,017	1,718,973
2025 Second Out Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.57%, 05/25/29		432	246,145
			1,965,118
Textiles, Apparel & Luxury Goods — 0.4%
ABG Intermediate Holdings 2 LLC
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.41%, 12/21/28		1,256	1,252,885
2025 Delayed Draw Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.41%, 02/13/32		631	629,852
Beach Acquisition Bidco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.31%, 09/12/32		301	302,255
			2,184,992
Transportation Infrastructure — 0.2%
OLA Netherlands BV, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.35%), 10.51%, 12/15/26		719	713,501
SIRVA Worldwide, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 8.00%), 12.20%, 08/20/29		1,059	402,423
			1,115,924
Wireless Telecommunication Services — 0.8%
Altice France SA, 2023 USD Term Loan B14, (3-mo. CME Term SOFR at 0.00% Floor + 5.50%), 9.82%, 08/15/28(d)		2,042	1,970,602
Digicel International Finance Ltd., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.49%, 08/06/32		689	688,139
GOGO Intermediate Holdings LLC, Term Loan B, (1-mo. CME Term SOFR + 3.86%), 8.03%, 04/30/28		812	804,650
Security		Par (000)	Value
Wireless Telecommunication Services (continued)
Level 3 Financing, Inc., 2025 Repriced Term Loan B4, 03/29/32(m)	USD	459	$ 459,000
Windstream Services, LLC, 2025 Term Loan B, 09/24/32(d)(m)		1,289	1,276,110
			5,198,501
Total Floating Rate Loan Interests — 88.2% (Cost: $552,673,916)			547,225,980

	Shares
Investment Companies
Equity Funds — 2.3%
Hearthside Equity	8,393	160,969
Janus Henderson AAA CLO ETF	135,000	6,855,300
SPDR Blackstone Senior Loan ETF	175,000	7,276,500
		14,292,769
Fixed Income Funds — 5.2%
Invesco Senior Loan ETF	1,021,200	21,373,716
iShares Broad USD High Yield Corporate Bond ETF(n)	285,000	10,767,300
		32,141,016
Total Investment Companies — 7.5% (Cost: $46,306,429)		46,433,785

		Benefical Interest (000)
Other Interests
Capital Markets — 0.0%
Millennium Lender Claim Trust(d)(o)	USD	1,156	—
Industrial Conglomerates — 0.0%
Millennium Corp.(d)(o)		1,084	—
Total Other Interests — 0.0% (Cost: $ — )			—

		Par (000)
Preferred Securities
Capital Trusts — 0.7%(a)
Banks(k) — 0.2%
Bank of America Corp.
6.25%	USD	155	156,980
6.63%		365	379,779
Barclays PLC
4.38%		200	191,866
9.63%		200	227,052
Citigroup, Inc.
6.88%, 12/31/99		60	61,834
Series CC, 7.13%		180	185,962
Series DD, 7.00%		45	47,797
Series EE, 6.75%		100	101,527
Series FF, 6.95%		40	41,080
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Banks (continued)
PNC Financial Services Group, Inc., Series W, 6.25%	USD	30	$ 30,783
Wells Fargo & Co., 6.85%		44	46,239
			1,470,899
Capital Markets — 0.0%
Goldman Sachs Group, Inc., Series Y, 6.13%(k)		205	208,057
Electric Utilities — 0.0%
AES Corp., 7.60%, 01/15/55		71	73,546
CenterPoint Energy, Inc., Series B, 6.85%, 02/15/55		19	20,153
Dominion Energy, Inc., 6.63%, 05/15/55		15	15,524
Duke Energy Corp., 6.45%, 09/01/54		33	34,857
NextEra Energy Capital Holdings, Inc., 6.38%, 08/15/55		55	57,110
			201,190
Financial Services — 0.2%
Apollo Global Management, Inc., 6.00%, 12/15/54		84	83,446
Brookfield Finance, Inc., 6.30%, 01/15/55		125	123,933
Corebridge Financial, Inc., 6.38%, 09/15/54		59	60,558
Goldman Sachs Group, Inc., 6.85%(k)		85	88,292
UBS Group AG(b)(k)
7.00%		200	203,886
7.75%		200	215,842
Series NC10, 9.25%		200	238,173
			1,014,130
Independent Power and Renewable Electricity Producers(b)(k) — 0.1%
NRG Energy, Inc., 10.25%		145	158,103
Vistra Corp., 7.00%		228	231,482
			389,585
Multi-Utilities — 0.0%
AltaGas Ltd., 7.20%, 10/15/54(b)		52	53,790
Oil, Gas & Consumable Fuels(k) — 0.2%
Energy Transfer LP, Series G, 7.13%		62	64,064
Sunoco LP, 7.88%(b)		480	487,541
Venture Global LNG, Inc., 9.00%(b)		715	708,622
			1,260,227
			4,597,878

	Shares
Preferred Stocks — 0.0%(c)
Ground Transportation — 0.0%
Sirva BGRS Holdings, Inc., 07/21/30	382	66,794
IT Services(d) — 0.0%
Veritas Kapital Assurance PLC
Series G	1,882	42,821
Series G-1	1,301	29,598
		72,419
		139,213
Total Preferred Securities — 0.7% (Cost: $4,796,542)		4,737,091
Security	Shares	Value
Warrants
Energy Equipment & Services — 0.0%
Turbo Cayman Ltd., (Strike Price GBP 0.01)(c)(d)	1	$ —
Financial Services — 0.0%
Service King (Carnelian Point), (Exercisable 01/14/23, 1 Share for 1 Warrant, Expires 06/30/27, Strike Price USD 10.00)(c)	2,435	—
Total Warrants — 0.0% (Cost: $ — )		—
Total Investments — 117.9% (Cost: $744,979,658)		731,800,234
Liabilities in Excess of Other Assets — (17.9)%		(111,259,124)
Net Assets — 100.0%		$ 620,541,110

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $265,230, representing less than 0.05% of its net assets as of period end, and an original cost of $31,736.

(f)	When-issued security.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(j)	Convertible security.
(k)	Perpetual security with no stated maturity date.
(l)	Zero-coupon bond.
(m)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(n)	Affiliate of the Fund.
(o)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares(a)	$ —	$ — (b)	$ —	$ —	$ —	$ —	—	$ 55,532	$ —
iShares Broad USD High Yield Corporate Bond ETF	—	10,581,811	—	—	185,489	10,767,300	285,000	151,189	—
				$ —	$ 185,489	$ 10,767,300		$ 206,721	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	27,124	EUR	23,000	BNP Paribas SA	12/17/25	$ 3
USD	118,079	EUR	100,000	Morgan Stanley & Co. International PLC	12/17/25	159
USD	1,714,872	EUR	1,450,000	Morgan Stanley & Co. International PLC	12/17/25	5,034
						5,196
USD	183,755	EUR	155,934	Morgan Stanley & Co. International PLC	12/17/25	(123)
						$ 5,073
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.44.V1	5.00%	Quarterly	06/20/30	B	USD	500	$ 40,616	$ 25,835	$ 14,781

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day SOFR, 4.24%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Morgan Stanley & Co. International PLC	N/A	12/20/25	USD	4,000	$ 95,590	$ (43,905)	$ 139,495
1-day SOFR, 4.24%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Morgan Stanley & Co. International PLC	N/A	03/20/26	USD	4,000	94,248	(43,905)	138,153
1-day SOFR, 4.24%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Morgan Stanley & Co. International PLC	N/A	06/20/26	USD	10,000	(679)	(108,112)	107,433
									$ 189,159	$ (195,922)	$ 385,081
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 9,793,293	$ —	$ 9,793,293
Common Stocks
Construction & Engineering	22,507	—	—	22,507
Electrical Equipment	—	—	—	—
Entertainment	—	—	265,230	265,230
Financial Services	—	—	565,902	565,902
Ground Transportation	—	1,383	—	1,383
Industrial Conglomerates	—	68,101	—	68,101
IT Services	—	—	694,193	694,193
Semiconductors & Semiconductor Equipment	7	—	—	7
Trading Companies & Distributors	—	—	272,776	272,776
Corporate Bonds	—	118,631,571	192,002	118,823,573
Fixed Rate Loan Interests	—	2,896,413	—	2,896,413
Floating Rate Loan Interests	—	531,027,831	16,198,149	547,225,980
Investment Companies
Equity Funds	14,131,800	160,969	—	14,292,769
Fixed Income Funds	32,141,016	—	—	32,141,016
Other Interests	—	—	—	—
Preferred Securities
Capital Trusts	—	4,597,878	—	4,597,878
Preferred Stocks	—	66,794	72,419	139,213
Warrants	—	—	—	—
Unfunded Floating Rate Loan Interests(a)	—	640	—	640
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(199)	—	(199)
	$46,295,330	$667,244,674	$18,260,671	$731,800,675
Derivative Financial Instruments(b)
Assets
Credit Contracts	$ —	$ 14,781	$ —	$ 14,781
Foreign Currency Exchange Contracts	—	5,196	—	5,196
Interest Rate Contracts	—	385,081	—	385,081

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities
Foreign Currency Exchange Contracts	$ —	$ (123)	$ —	$ (123)
	$—	$404,935	$—	$404,935

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, bank borrowings payable of $93,000,000 are categorized as Level 2 within the fair value hierarchy.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Other Interests	Preferred Stocks	Warrants
Assets
Opening balance, as of December 31, 2024	$ 1,426,241	$ 205,241	$ 2,375,848	$ 22,428,208	$ — (a)	$ 63,638	$ —
Transfers into Level 3(b)	—	180,000	31,366	3,493,908	—	—	—
Transfers out of Level 3(c)	—	—	(1,722,486)	(11,054,016)	—	—	—
Accrued discounts/premiums	—	6,738	516	28,453	—	—	—
Net realized gain (loss)	295,448	102	4,660	20,214	—	(20)	—
Net change in unrealized appreciation (depreciation)(d)(e)	(151,974)	27,555	(29,980)	257,799	—	8,801	—
Purchases	1,016,762	—	5,075	9,836,365	—	—	—
Sales	(788,376)	(227,634)	(664,999)	(8,812,782)	—	—	—
Closing balance, as of September 30, 2025	$ 1,798,101	$ 192,002	$ —	$ 16,198,149	$ — (a)	$ 72,419	$ —
Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2025(e)	$ (151,974)	$ 5,927	$ (36,441)	$ 317,803	$ — (a)	$ 8,801	$ —

Total
Assets
Opening balance, as of December 31, 2024	$ 26,499,176
Transfers into Level 3(b)	3,705,274
Transfers out of Level 3(c)	(12,776,502)
Accrued discounts/premiums	35,707
Net realized gain (loss)	320,404
Net change in unrealized appreciation (depreciation)(d)(e)	112,201
Purchases	10,858,202
Sales	(10,493,791)
Closing balance, as of September 30, 2025	$ 18,260,671
Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2025(e)	$ 144,116

(a)	Rounds to less than $1.
(b)
As of December 31, 2024, the Fund used observable inputs in determining the value of certain investments. As of September 30, 2025, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(c)
As of December 31, 2024, the Fund used significant unobservable inputs in determining the value of certain investments. As of September 30, 2025, the Fund used observable inputs indetermining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(d)	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(e)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Debt Strategies Fund, Inc. (DSU)

Currency Abbreviation
EUR	Euro
USD	United States Dollar

Portfolio Abbreviation
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
GO	General Obligation Bonds
PIK	Payment-in-Kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SPDR	Standard & Poor’s Depository Receipt